UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

ITEM 1.                SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

August 31, 2007

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
(r)	The adjustable rate shown is effective as of August 31, 2007.
—	Amounts designated as — are either zero or rounded to zero.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

		Shares	Value††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
	Acindar Industria Argentina de Aceros SA Series B	659,405	$804,637
*	Alpargatas S.A.I.C.	6,363	9,424
*	Banco Suquia SA	327,868	50,392
	BBVA Banco Frances SA	130,508	393,065
*	Capex SA Series A	131,575	682,252
*	Celulosa Argentina SA Series B	14,412	13,694
*	Central Puerto SA Series B	125,000	199,881
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	952,390
	Dycasa SA Series B	55,000	71,724
*	Endesa Costanera SA Series B	261,000	356,573
*	IRSA Inversiones y Representaciones SA	1,186,421	1,970,823
*	Juan Minetti SA	769,693	559,228
	Ledesma S.A.A.I.	885,405	769,760
*	Metrogas SA Series B	176,000	81,971
*	Molinos Rio de la Plata SA Series B	502,274	1,403,584
*	Polledo SA Industrial y Constructora y Financiera	50,000	7,607
	Siderar S.A.I.C. Series A	494,314	3,100,341
	Solvay Indupa S.A.I.C.	1,229,322	1,419,919
	Tenaris SA	140,000	3,260,201
*	Transportadora de Gas del Sur SA Series B	364,679	483,497

TOTAL — ARGENTINA			16,590,963

BRAZIL — (8.5%)
COMMON STOCKS — (0.9%)
*	Avipal SA Avicultura e Agropecua	12,500	114,488
	Brasil Telecom Participacoes SA	51,256	1,167,759
	Companhia Siderurgica Nacional SA	931,400	52,855,288
	Eternit SA	829,920	3,633,544
	Industrias Romi SA	82,800	780,734
	Perdigao SA ADR	321,626	12,157,463
*	Plascar Participacoes Industriais SA	110,117	600,536
*	Tele Norte Celular Participacoes SA	1,001	35,305
	Tele Norte Leste Participacoes SA	51,468	1,744,193
	Telemig Celular Participacoes SA	5,298	293,523
	Tim Participacoes SA	98,549	527,403
*	Vivo Participacoes SA	56,706	403,185
TOTAL COMMON STOCKS			74,313,421

PREFERRED STOCKS — (7.6%)
	Acesita SA	413,076	$15,790,367
	Aracruz Celulose SA Sponsored ADR	112,740	7,038,358
	Bradespar SA	11,404	476,329
	Brasil Telecom Participacoes SA	1,984	28,820
	Braskem SA Preferred A	1,479,200	13,646,035
	Braskem SA Special Preferred A Sponsored ADR	506,100	9,236,325
	Centrais Electricas de Santa Catarina SA	259,400	5,090,163
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	4,697,944
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	25,500	819,315
	Companhia Brasileira de Petroleo Ipiranga SA	1,040,800	14,057,696
	Companhia de Tecidos Norte de Minas	529,350	3,264,595
	Confab Industrial SA	1,954,890	6,526,264
	Distribuidora de Produtos de Petroleo Ipiranga SA	16,000	339,164
	Duratex SA	805,100	19,942,844
	Forjas Taurus SA	591,500	3,346,407
	Gerdau SA	1,222,542	29,909,284
	Gerdau SA Sponsored ADR	1,259,570	30,280,063
	Globex Utilidades SA	34,076	742,916
*	Inepar Industria e Construcoes SA	7,896	110,713
	Investimentos Itau SA	5,990,063	36,147,985
	Klabin SA	8,361,300	24,887,865
	Magnesita SA Series A	140,483,000	2,899,878
	Mahle-Metal Leve SA Industria e Comercio	4,000	68,807
	Marcopolo SA	1,454,700	5,946,327
	Metalurgica Gerdau SA	2,366,200	73,313,608
	Refinaria de Petroleo Ipiranga SA	12,600	324,954
	Sadia SA	3,082,282	15,521,379
	Sadia SA ADR	375,020	18,657,245
*	Santista Textil SA	29,600	371,433
	Sao Paulo Alpargatas SA	37,800	3,121,101
	Suzano Papel e Celullose SA	2,299,139	31,627,809
	Suzano Petroquimica SA	1,016,323	4,921,034
*	Tele Norte Celular Participacoes SA	27	377
	Tele Norte Leste Participacoes SA	7,538	166,359
	Telemar Norte Leste SA	631,500	21,564,985
	Telemig Celular Participacoes SA	143	4,212
	Tim Participacoes SA	954,626	3,357,247
	Ultrapar Participacoes SA	26,800	924,614
	Ultrapar Participacoes SA Sponsored ADR	128,400	4,442,640
	Uniao des Industrias Petroquimicas SA Series B	5,879,158	6,532,398
	Unibanco-Uniao de Bancos Brasileiros SA GDR	201,400	22,472,212
	Unibanco-Uniao de Bancos Brasileiros Units SA	271,000	3,040,117
	Usinas Siderurgicas de Minas Gerais SA Series A	2,120,025	126,283,039
	Vale do Rio Doce Series B	239,144	—
	Vivo Participacoes SA	890	4,210
	Votorantim Celulose e Papel SA	629,975	15,033,348
	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	27,611,780
	Whirlpool SA	527,536	1,476,133
TOTAL PREFERRED STOCKS			616,066,698

TOTAL — BRAZIL			690,380,119

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
	Banco de Credito e Inversiones SA Series A	56,833	$1,817,571
	Banmedica SA	347,000	437,270
	CAP SA (Compania de Aceros del Pacifico)	199,310	4,604,584
	Cementos Bio-Bio SA	615,311	1,762,227
	Compania Cervecerias Unidas SA	143,000	1,042,951
	Compania de Consumidores de Gas Santiago SA	124,667	642,675
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,340,727
	Compania de Telecomunicaciones de Chile SA Series B	372,166	740,779
*	Compania SudAmericana de Vapores SA	7,770,771	19,213,649
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	14,675,936
	Corpbanca SA	1,044,617,607	6,940,848
*	Corpbanca SA ADR	29,758	982,609
	Cristalerias de Chile SA	255,534	3,512,879
	CTI SA (Cia Tecno Industrial)	4,900,000	283,522
	Distribucion y Servicio D&S SA ADR	11,500	340,515
	Empresa Nacional de Electricidad SA	2,694,503	3,962,398
	Empresa Nacional de Telecomunicaciones SA	116,880	1,990,586
	Empresas CMPC SA	705,921	25,608,590
	Empresas Copec SA	1,119,488	17,495,006
	Empresas Iansa SA	24,637,401	2,290,867
	Enersis SA	31,903,095	11,558,210
	Enersis SA Sponsored ADR	4,542,672	81,677,243
	Industrias Forestales SA	3,436,382	1,039,870
	Inversiones Frimetal SA	4,900,000	—
*	Madeco Manufacturera de Cobre SA Sponsored ADR	209,822	2,778,043
*	Madeco SA	38,949,259	5,168,446
	Masisa SA	8,124,565	2,087,490
	Minera Valparaiso SA	7,500	217,661
	Parque Arauco SA	2,474,668	3,000,313
	Sociedad Quimica y Minera de Chile SA Series A	43,364	902,468
	Sociedad Quimica y Minera de Chile SA Series B	481,533	7,676,946
	Soquimic Comercial SA	198,000	104,113
	Vina de Concha y Toro SA	350,000	835,322
*	Vina San Pedro SA	79,756,271	944,132
	Watt’s SA	163,489	127,982

TOTAL — CHILE			231,804,428

CHINA — (1.6%)
COMMON STOCKS — (1.6%)
* #	AviChina Industry and Technology Co., Ltd.	2,384,000	441,400
* #	Bank of China, Ltd.	17,508,000	9,006,381
* #	Beijing Capital Land, Ltd.	1,690,000	1,272,211
* #	Brilliance China Automotive Holdings, Ltd.	6,402,000	1,531,196
*	Brilliance China Automotive Holdings, Ltd.	3,600	86,400
*	Catic Shenzhen Holdings, Ltd.	316,000	238,522
	Chaoda Modern Agriculture (Holdings), Ltd.	5,436,000	4,186,980
*	China Aerospace International Holdings, Ltd.	3,439,800	545,010
#	China Foods, Ltd.	2,744,000	1,755,668
	China Rare Earth Holdings, Ltd.	3,566,700	982,757
* #	China Shipping Container Lines Co., Ltd.	9,847,150	7,582,247
	China Travel International Investment Hong Kong, Ltd.	12,328,000	7,776,376
	China Unicom, Ltd.	1,550,000	2,934,999
	China Unicom, Ltd. ADR	276,800	5,259,200
*	Chongqing Iron and Steel Co., Ltd.	874,000	541,024
	Citic Pacific, Ltd.	1,469,000	8,068,090
	CNPC (Hong Kong), Ltd.	7,870,000	4,178,952
	Comba Telecom Systems Holdings, Ltd.	1,080,000	375,572
*	Cosco Pacific, Ltd.	2,762,000	7,696,992
*	Dalian Port (PDA) Co., Ltd.	1,724,000	1,263,535
*	Denway Motors, Ltd.	14,624,000	6,855,763
	Digital China Holdings, Ltd.	1,170,000	569,854
*	Dongfeng Motor Corp.	5,046,000	3,269,777
#	Dynasty Fine Wines Group, Ltd.	870,000	326,617

*	First Tractor Co., Ltd.	420,000	211,015
*	Founder Holdings, Ltd.	1,504,000	152,534
	Global Bio-Chem Technology Group Co., Ltd.	4,598,000	2,011,037
*	Great Wall Motor Co., Ltd.	643,000	789,243
*	Great Wall Technology Co., Ltd.	608,000	241,017
* #	Guangshen Railway Co., Ltd. Sponsored ADR	144,155	5,705,655
*	Jingwei Textile Machinery Co., Ltd.	228,000	192,184
#	Kingway Brewery Holdings, Ltd.	730,000	260,325
* #	Lingbao Gold Co., Ltd.	374,000	247,809
*	Maanshan Iron and Steel Co., Ltd.	5,680,000	5,083,391
* #	Minmetals Resources, Ltd.	2,280,000	1,428,371
*	Qingling Motors Co., Ltd.	1,758,000	432,928
*	Semiconductor Manufacturing International Corp. ADR	831,064	4,853,414
* #	Shanghai Electric Group Co., Ltd.	9,900,000	6,335,370
	Shanghai Industrial Holdings, Ltd.	1,489,000	6,532,325
* #	Shanghai Prime Machinery Co., Ltd.	952,000	392,388
*	Shenzhou International Group	352,000	180,543
	Sinolink Worldwide Holdings, Ltd.	4,772,000	1,429,074
	Sinopec Kantons Holdings, Ltd.	2,038,800	630,955
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	9,500	652,270
*	Sinotrans, Ltd.	4,636,000	2,555,064
	Skyworth Digital Holdings, Ltd.	5,969,100	766,179
#	SRE Group, Ltd.	5,714,053	2,501,524
	Stone Group Holdings, Ltd.	2,376,000	240,548
*	TCL Communication Technology Holdings, Ltd.	4,300,000	140,876
*	TCL Multimedia Technology Holdings, Ltd.	15,478,400	954,720
*	Tpv Technology, Ltd.	4,150,000	2,603,548
* #	Travelsky Technology, Ltd.	1,308,000	1,054,517
* #	Weiqiao Textile Co., Ltd.	1,306,000	2,898,839
*	Xiamen International Port Co., Ltd.	1,236,000	443,808
*	Xiwang Sugar Holdings Co., Ltd.	1,053,952	520,573
TOTAL — COMMON STOCKS			129,187,567

RIGHTS/WARRANTS — (0.0%)
*	Global Bio-Chem Technology Group Co., Ltd. Rights 09/13/07	29,857	—

TOTAL — CHINA			129,187,567

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	3,909,968
#	Telefonica 02 Czech Republic A.S.	1,166,446	34,873,987
*	Unipetrol A.S.	527,635	7,307,481

TOTAL — CZECH REPUBLIC			46,091,436

HUNGARY — (2.4%)
COMMON STOCKS — (2.4%)
*	Danubius Hotel & Spa NYRT	138,417	7,164,916
#	Egis Gyogyszergyar NYRT	115,885	14,108,725
*	Fotex NYRT	999,439	5,151,624
#	MOL Hungarian Oil & Gas NYRT	1,046,802	149,146,263
*	Pannonplast RT	110,028	4,264,779
*	RABA Automotive Holding P.L.C.	255,327	3,244,925
*	Synergon Information Systems	89,037	808,149
*	Tiszai Vegyi Kombinat RT	264,552	10,931,727
	Zwack Unicum RT	387	37,556

TOTAL — HUNGARY			194,858,664

INDIA — (11.7%)
COMMON STOCKS — (11.7%)
	Aarti Industries, Ltd.	177,514	130,223
*	Abhishek Industries, Ltd.	92,524	42,324
	Adani Enterprises, Ltd.	867,101	7,254,413
	Aditya Birla Nuvo, Ltd.	159,991	5,420,068
*	Adlabs Films, Ltd.	86,755	999,401
	Aftek, Ltd.	866,625	1,319,134
*	Agro Tech Foods, Ltd.	136,705	587,686
	Alembic, Ltd.	619,600	1,096,285
	Alok Industries, Ltd.	736,832	1,215,613
	Ambuja Cements, Ltd.	3,753,732	12,265,816
	Amtek Auto, Ltd.	314,027	2,842,746
	Apollo Hospitals Enterprise, Ltd.	138,288	1,635,503
	Apollo Tyres, Ltd.	1,751,970	1,739,997
*	Aptech, Ltd.	20,996	153,653
	Arvind Mills, Ltd.	1,330,891	1,563,838
	Ashok Leyland, Ltd.	6,035,668	5,611,813
	Aurobindo Pharma, Ltd.	215,126	3,173,589
*	Avaya Globalconnect, Ltd.	21,933	160,315
	Aztecsoft, Ltd.	154,842	284,471
	Bajaj Auto Finance, Ltd.	89,482	817,771
	Bajaj Auto, Ltd.	66,284	3,807,043

	Bajaj Hindusthan, Ltd.	378,146	$1,241,254
	Balaji Telefilms, Ltd.	204,578	1,321,719
	Ballarpur Industries, Ltd.	886,062	3,013,814
	Balmer Lawrie & Co., Ltd.	48,430	473,819
	Balrampur Chini Mills, Ltd.	203,381	293,171
	Bank of Maharashtra, Ltd.	410,000	532,069
	Bank of Rajasthan, Ltd.	439,521	1,034,397
	BASF India, Ltd.	99,750	648,082
*	Bata India, Ltd.	98,732	382,249
	Bharat Earth Movers, Ltd.	104,405	3,121,422
	Bharat Forge, Ltd.	160,000	1,035,490
	Bharati Shipyard, Ltd.	30,210	404,582
*	Bhushan Steel & Strips, Ltd.	146,706	2,726,099
	Biocon, Ltd.	197,567	2,196,255
	Blue Star Infotech, Ltd.	12,900	30,305
	BOC India, Ltd.	300,919	947,228
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	897,589
	Ceat, Ltd.	136,470	544,278
	Century Enka, Ltd.	133,495	388,137
	Century Textiles & Industries, Ltd.	277,738	5,287,503
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	2,765,318
	Cholamandalam DBS Finance, Ltd.	347	1,580
	City Union Bank, Ltd.	83,910	441,089
	Clariant Chemicals (India), Ltd.	2,398	17,186
	Coromandel Fertilisers, Ltd.	136,536	310,383
	Cranes Software International, Ltd.	313,759	919,329
	Cummins India, Ltd.	50,000	456,676
*	Dabur Pharma, Ltd.	55,164	102,207
	Dalmia Cement (Bharat), Ltd.	28,800	255,454
	DCM Shriram Consolidated, Ltd.	210,988	373,747
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	998,828
	Dhampur Sugar Mills, Ltd.	91,465	112,266
*	Dish TV India, Ltd.	1,147,399	2,356,554
	D-Link (India), Ltd.	118,369	195,896
	Dr. Reddy’s Laboratories, Ltd.	617,398	9,690,676
	E.I.D. - Parry (India), Ltd.	357,212	1,188,303
	Eicher Motors, Ltd.	28,098	250,735
	EIH, Ltd.	881,287	2,464,534
	Elder Pharmaceuticals, Ltd.	97,715	913,813
	Electrosteel Casings, Ltd.	51,369	564,809
	Elgi Equipments, Ltd.	174,405	223,393
*	Escorts, Ltd.	388,991	906,400
*	Essar Steel, Ltd.	2,252,393	2,195,401
	Essel Propack, Ltd.	442,637	644,303
*	Eveready Industries (India), Ltd.	351,390	445,780
	Everest Industries, Ltd.	23,275	57,379
	Exide Industries, Ltd.	1,078,610	1,663,656
	FDC, Ltd.	179,858	129,916
	Federal Bank, Ltd.	510,924	4,298,105
	Finolex Cables, Ltd.	537,055	1,014,614
	Finolex Industries, Ltd.	695,629	1,244,593
	Gammon India, Ltd.	111,404	1,259,793

	Garden Silk Mills, Ltd.	52,000	$80,261
	Geometric Software Solutions Co., Ltd.	73,022	179,770
	GHCL, Ltd.	30,000	83,707
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	85,148
*	Goetze (India), Ltd.	9,785	39,679
	Graphite India, Ltd.	44,000	59,660
	Great Eastern Shipping Co., Ltd.	825,643	6,389,186
	Great Offshore, Ltd.	206,410	4,136,416
*	GTL Infrastructure, Ltd.	544,800	450,361
	GTL, Ltd.	697,870	3,908,225
	Gujarat Alkalies & Chemicals, Ltd.	471,803	1,501,735
	Gujarat Fluorochemicals, Ltd.	50,745	788,930
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,048,086
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	2,556,158
	H.E.G., Ltd.	129,459	647,642
	HCL Infosystems, Ltd.	174,000	847,008
	HCL Technologies, Ltd.	349,200	2,588,026
	HDFC Bank, Ltd.	241,906	7,009,382
*	Himachal Futuristic Communications, Ltd.	1,058,298	525,995
	Himatsingka Seide, Ltd.	137,216	380,020
	Hinduja TMT, Ltd.	65,909	637,433
	Hindustan Construction Co., Ltd.	1,093,222	3,494,366
*	Hindustan Motors, Ltd.	769,723	586,150
*	Hindustan Sanitaryware & Industries, Ltd.	24,608	43,767
	Hotel Leelaventure, Ltd.	1,602,335	1,682,541
*	HTMT Global Solutions, Ltd.	65,909	627,002
	ICI India, Ltd.	47,767	616,886
	ICICI Bank Sponsored ADR	949,468	42,203,853
	iGate Global Solutions, Ltd.	20,446	109,654
*	India Cements, Ltd.	1,297,654	7,811,923
	India Glycols, Ltd.	115,658	508,717
	Indiabulls Financial Services, Ltd.	6,234	81,865
*	Indiabulls Real Estate, Ltd.	6,234	75,473
	Indian Hotels Co., Ltd.	2,942,890	9,137,954
*	Indian Oil Corp., Ltd.	8,798	83,154
	Indian Petrochemicals Corp., Ltd.	1,322,534	12,518,697
	Indo Rama Synthetics (India), Ltd.	202,314	272,323
*	Indoco Remedies, Ltd.	500	3,216
	IndusInd Bank, Ltd.	1,816,067	2,358,559
	Industrial Development Bank of India, Ltd.	3,178,422	9,662,575
	IPCA Laboratories, Ltd.	94,786	1,590,985
*	Ispat Industries, Ltd.	2,195,639	1,039,055
	IVRCL Infrastructures & Projects, Ltd.	67,260	622,150
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	634,644
	Jammu & Kashmir Bank, Ltd.	222,503	3,629,351
	JBF Industries, Ltd.	35,983	127,762
*	Jet Airways (India), Ltd.	244,572	4,844,216
*	Jindal Poly Films, Ltd.	21,594	106,271
	Jindal Saw, Ltd.	162,712	2,330,767
	Jindal Stainless, Ltd.	774,612	3,114,927
	Jindal Steel & Power, Ltd.	113,229	10,908,127
	JK Tyre and Industries, Ltd.	119,005	393,620

	JSW Steel, Ltd.	1,091,845	$17,158,454
	Jubilant Organosys, Ltd.	138,688	992,362
	Karnataka Bank, Ltd.	256,552	1,193,944
	Karur Vysya Bank, Ltd.	87,485	699,136
	Kesoram Industries, Ltd.	204,223	2,375,932
	Kirloskar Oil Engines, Ltd.	229,180	1,805,312
*	Kohinoor Foods, Ltd.	95,364	131,185
	LANXESS ABS, Ltd.	32,052	152,145
	LIC Housing Finance, Ltd.	423,699	1,925,755
	Maharashtra Scooters, Ltd.	13,612	98,963
	Mahindra & Mahindra, Ltd.	556,166	9,653,666
	Maruti Udyog, Ltd.	544,780	11,554,727
	Mastek, Ltd.	83,250	522,759
	Matrix Laboratories, Ltd.	490,684	2,871,715
	Megasoft, Ltd.	60,998	174,046
*	Mercator Lines, Ltd.	153,434	209,805
	Merck, Ltd.	29,241	280,919
	MIRC Electronics, Ltd.	229,924	95,476
	Mirza International, Ltd.	5,000	2,540
	Monnet Ispat, Ltd.	25,846	190,571
	Monsanto India, Ltd.	1,217	44,672
	Moser Baer (India), Ltd.	872,302	6,500,037
*	Mphasis, Ltd.	292,087	2,075,709
	MRF, Ltd.	17,453	1,651,387
	Mukand, Ltd.	379,410	738,442
	Mukta Arts, Ltd.	30,300	61,572
	Nagarjuna Construction Co., Ltd.	574,251	2,861,151
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	2,915,444
*	Nahar Capital & Financial Services, Ltd.	51,549	—
*	Nahar Spinning Mills, Ltd.	51,549	104,233
	Natco Pharma, Ltd.	110,241	297,524
	National Organic Chemical Industries, Ltd.	1,279,177	838,858
	Navneet Publications (India), Ltd.	118,740	170,053
*	Netflier Finco, Ltd.	39,668	36,102
	NIIT Technologies, Ltd.	190,440	1,439,401
	NIIT, Ltd.	149,557	458,486
	Nirma, Ltd.	280,992	1,106,247
	OCL India, Ltd.	82,078	289,372
	Omax Autos, Ltd.	64,810	101,453
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,213,696
	Patni Computer Systems, Ltd.	315,650	4,064,125
*	Pentamedia Graphics, Ltd.	658,344	82,757
	Petronet LNG, Ltd.	1,859,989	2,803,861
	Polaris Software Lab, Ltd.	396,842	1,101,902
*	Polyplex Corp., Ltd.	41,389	170,976
	Pricol, Ltd.	49,154	34,765
	Prism Cements, Ltd.	358,139	487,129
	PSL, Ltd.	62,792	494,903
*	PTC India, Ltd.	64,837	127,276
*	Punjab Tractors, Ltd.	306,462	1,761,520
	Rain Calcining, Ltd.	752,792	712,859
	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	69,251

	Rallis India, Ltd.	15,926	$126,345
*	Rama Newsprint & Papers, Ltd.	21,052	14,615
	Raymond, Ltd.	288,315	1,820,691
	REI Agro, Ltd.	195,681	1,534,637
	Reliance Capital, Ltd.	339,307	9,953,137
	Reliance Communications, Ltd.	4,806,851	63,826,794
	Reliance Energy, Ltd.	508,961	9,687,823
	Reliance Industries, Ltd.	6,886,159	330,525,981
*	Reliance Natural Resources, Ltd.	5,428,927	6,038,688
	Rico Auto Industries, Ltd.	160,452	130,971
	Rolta India, Ltd.	321,636	3,685,257
	Ruchi Soya Industries, Ltd.	188,271	1,808,069
*	Samtel Colour, Ltd.	77,810	29,379
	Sesa Goa, Ltd.	8,700	413,867
	Shasun Chemicals & Drugs, Ltd.	94,986	216,042
	Shriram Transport Finance Co., Ltd.	105,855	440,718
*	Sical Logistics, Ltd.	3,414	19,725
	SKF India, Ltd.	10,201	101,826
	Sona Koyo Steering Systems, Ltd.	59,284	69,468
	Sonata Software, Ltd.	457,576	564,760
*	South East Asia Marine Engineering Services, Ltd.	51,335	276,524
	South India Bank, Ltd.	219,375	813,663
	Srei Infrastructure Finance, Ltd.	692,456	1,559,226
	SRF, Ltd.	266,306	871,456
	Sterlite Industries (India), Ltd. Series A	2,076,364	31,933,172
	Sterlite Optical Technologies, Ltd.	274,890	1,502,190
	Strides Arcolab, Ltd.	126,300	846,268
	Subros, Ltd.	14,778	78,729
	Sundram Fastners, Ltd.	38,520	49,374
	Supreme Petrochem, Ltd.	101,631	63,977
*	Swaraj Engines, Ltd.	14,132	58,950
	Syndicate Bank	1,271,548	2,423,222
	Tata Chemicals, Ltd.	1,092,020	6,735,667
	Tata Investment Corp., Ltd.	57,960	618,246
	Tata Metaliks, Ltd.	26,681	93,982
	Tata Motors, Ltd.	405,012	6,932,619
	Tata Steel, Ltd.	1,904,649	32,199,438
	Tata Tea, Ltd.	166,270	3,052,902
	Tele Data Informatics, Ltd.	534,517	894,985
	Trent, Ltd.	14,497	242,080
	Tube Investments of India, Ltd.	486,775	692,197
	TVS Motor Co., Ltd.	1,082,101	1,736,004
	Ucal Fuel Systems, Ltd.	24,245	46,882
	Unichem Laboratories, Ltd.	64,206	348,307
	United Phosphorus, Ltd.	176,000	1,429,699
	Usha Martin, Ltd.	1,017,075	1,412,411
	UTI Bank, Ltd.	1,318,949	20,433,355
*	Uttam Galva Steels, Ltd.	305,386	250,631
	Vardhman Textiles, Ltd.	88,383	322,987
	Varun Shipping Co.	549,032	840,641
	Videocon Industries, Ltd.	35,767	309,853
	Videsh Sanchar Nigam, Ltd.	929,481	9,184,731

	Videsh Sanchar Nigam, Ltd. ADR	37,900	$765,201
*	Welspun India, Ltd.	37,142	53,644
	Welspun-Gujarat Stahl Rohren, Ltd.	787,428	4,765,055
*	Wire & Wireless India, Ltd.	997,738	1,284,770
	Wockhardt, Ltd.	103,639	975,116
	Wyeth, Ltd.	6,540	78,659
	Zee Entertainment Enterprises, Ltd.	1,995,477	15,101,619
*	Zee News, Ltd.	902,155	1,368,946
	Zensar Technologies, Ltd.	68,072	352,311
	Zuari Industries, Ltd.	127,958	733,459
TOTAL COMMON STOCKS			945,913,774

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	74,128

RIGHTS/WARRANTS — (0.0%)
*	GTL Infastructure, Ltd. Rights 09/14/07	544,800	316,550

TOTAL — INDIA			946,304,452

INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
*	PT Agis Tbk	12,443,500	1,025,887
*	PT Apac Citra Centretex Tbk	774,000	11,169
	PT Apexindo Pratama Tbk	3,576,500	772,915
*	PT Asahimas Flat Glass Tbk	5,333,500	1,861,849
	PT Astra Graphia Tbk	18,779,000	1,076,786
	PT Astra International Tbk	13,431,500	25,539,796
*	PT Bakrie & Brothers Tbk	200,594,500	5,749,297
*	PT Bakrieland Development Tbk	83,941,750	3,523,566
	PT Bank Niaga Tbk	59,850,500	5,743,655
*	PT Bank Pan Indonesia Tbk	141,853,326	10,109,656
	PT Berlian Laju Tanker Tbk	54,456,800	8,950,995
*	PT Bhakti Investama Tbk	57,861,675	5,603,045
*	PT Budi Acid Jaya Tbk	19,230,000	798,367
	PT Charoen Pokphand Indonesia Tbk	16,308,833	1,858,383
*	PT Ciputra Surya Tbk	17,718,000	1,924,064
*	PT Clipan Finance Indonesia Tbk	12,461,000	457,087
*	PT Davomas Adabi Tbk	142,035,000	3,319,968
*	PT Dynaplast Tbk	3,040,000	244,430
	PT Enseval Putera Megatrading Tbk	11,535,000	1,033,940
*	PT Ever Shine Textile Tbk	19,347,215	158,651
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,045,500	2,077,585
*	PT Hero Supermarket Tbk	220,000	89,617
*	PT Holcim Indonesia Tbk	12,501,000	1,370,157
	PT Indofood Sukses Makmur Tbk	25,723,500	5,079,320
	PT Indo-Rama Synthetics Tbk	7,901,320	590,780
	PT International Nickel Indonesia Tbk	6,872,000	39,443,780
	PT Jaya Real Property Tbk	25,947,500	4,164,664

*	PT Karwell Indonesia Tbk	1,466,500	$55,443
*	PT Kawasan Industry Jababeka Tbk	104,408,000	2,437,794
	PT Lautan Luas Tbk	7,721,000	349,130
	PT Lippo Karawaci Tbk	30,656,000	5,877,651
	PT Matahari Putra Prima Tbk	29,674,400	2,525,796
	PT Mayorah Indah Tbk	8,807,572	1,659,120
	PT Medco Energi International Tbk	31,249,000	13,000,730
	PT Metrodata Electronics Tbk	18,582,000	513,572
	PT Mitra Adiperkasa Tbk	3,033,000	254,741
*	PT Modern Photo Tbk	1,266,500	98,461
	PT Multipolar Corp.Tbk	7,188,750	88,517
*	PT Panasia Indosyntec Tbk	403,200	17,176
*	PT Panin Insurance Tbk	30,688,500	1,047,356
*	PT Panin Life Tbk	38,423,500	779,305
	PT Petrosea Tbk	76,000	46,043
*	PT Polychem Indonesia Tbk	14,413,500	292,240
	PT Ramayana Lestari Sentosa Tbk	650,000	58,785
	PT Samudera Indonesia Tbk	415,500	286,760
	PT Selamat Semp Tbk	10,624,000	339,425
	PT Semen Gresik Tbk	74,450,910	39,221,692
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	3,841,621
	PT Summarecon Agung Tbk	3,675,000	559,074
*	PT Sunson Textile Manufacturer Tbk	6,012,000	192,077
*	PT Suparma Tbk	3,995,345	118,506
*	PT Surya Dumai Industri Tbk	5,145,000	197,252
	PT Surya Toto Indonesia Tbk	46,400	34,590
*	PT Suryainti Permata Tbk	4,344,500	640,159
	PT Tempo Scan Pacific Tbk	64,660,000	5,439,282
	PT Tigaraksa Satria Tbk	718,200	37,860
	PT Trias Sentosa Tbk	29,527,200	722,461
	PT Trimegah Sec Tbk	34,298,000	953,155
	PT Tunas Ridean Tbk	10,810,000	1,035,581
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	708,960
*	PT Unggul Indah Cahaya Tbk	371,435	96,419
TOTAL COMMON STOCKS			216,106,143

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	160,818
*	PT Budi Acid Jaya Tbk Warrants 07/17/07	2,136,666	56,887
*	PT Clipan Finance Indonesia Tbk Rights 08/24/07	10,630,000	—
*	PT Matahari Putra Prima Tbk Warrants 07/12/10	5,451,425	46,444
*	PT Summarecon Agung Tbk Rights 07/13/07	262,500	9,225
TOTAL RIGHTS/WARRANTS			273,374

TOTAL — INDONESIA			216,379,517

ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
*	Afcon Industries, Ltd.	2,102	18,708
	Albad Massuot Yitzhak, Ltd.	53,055	551,461
*	Alvarion, Ltd.	4,828	55,875

*	American Israeli Paper Mills, Ltd.	23,254	$1,352,678
	Ashtrom Properties, Ltd.	171,400	234,220
	Azorim Investment Development & Construction Co., Ltd.	299,403	2,669,618
	Bank Hapoalim B.M.	14,182,489	67,591,538
	Bank Leumi Le-Israel	13,378,631	52,263,385
	Bank of Jerusalem, Ltd.	71,150	101,122
	Baran Group, Ltd.	90,555	1,762,257
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	341,511
	Clal Industries, Ltd.	773,796	4,273,378
*	Delta-Galil Industries, Ltd.	131,707	808,713
	Dexia Isreal, Ltd.	1,050	89,410
	Discount Investment Corp.	283,611	8,246,563
	Elbit Medical Imaging, Ltd.	168,210	7,829,618
*	Electra (Israel), Ltd.	13,319	1,980,840
*	Elron Electronic Industries, Ltd.	274,956	3,575,774
*	Feuchtwanger Investments 1984, Ltd.	10,500	31
*	First International Bank of Israel, Ltd. (6123804)	752,360	1,753,562
*	First International Bank of Israel, Ltd. (6123815)	294,660	3,495,802
*	Formula Systems (1985), Ltd.	91,685	1,204,985
*	Formula Vision Technologies, Ltd.	342,725	193,190
*	Granite Hacarmel Investments, Ltd.	142,500	337,362
*	GTC Real Estate NV	3,052	42,205
	IDB Development Corp., Ltd. Series A	299,281	10,797,508
	Industrial Building Corp., Ltd.	937,191	2,144,754
	Israel Cold Storage & Supply Co., Ltd.	7,000	58,655
	Israel Corp., Ltd. Series A	3,576	2,515,040
	Israel Petrochemical Enterprises, Ltd.	197,712	2,342,003
	Israel Salt Industries, Ltd.	158,462	1,191,294
*	Israel Steel Mills, Ltd.	97,000	918
*	Jerusalem Oil Exploration, Ltd.	27,096	455,965
*	Kardan Israel, Ltd.	2,237	8,227
*	Knafaim Arkia Holdings, Ltd.	117,857	1,001,010
	Koor Industries, Ltd.	149,180	10,381,244
	Leader Holding & Investments, Ltd.	197,439	468,942
*	Liberty Properties, Ltd.	3,457	45,650
*	Makhteshim-Agan Industries, Ltd.	227,355	1,757,354
*	Mer Industries, Ltd.	21,439	114,342
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	65,155
*	Metalink, Ltd.	21,794	140,329
*	Middle East Tube Co., Ltd.	46,200	114,918
*	Miloumor, Ltd.	167,676	629,526
*	Minrav Holdings, Ltd.	2,000	124,534
	Mivtach Shamir Holdings, Ltd.	10,944	253,565
*	Naphtha Israel Petroleum Corp.	407,900	273,441
*	OCIF Investments and Development, Ltd.	14,180	511,859
*	Orckit Communications, Ltd.	109,096	707,538
	Packer Plada, Ltd.	4,006	447,129
	Polgat Industries, Ltd. Series A	87,600	34,206
*	Property and Building Corp., Ltd.	11,288	1,668,734
*	Retalix, Ltd.	71,662	1,153,601
*	Scailex Corp., Ltd.	423,455	3,873,686
	Shrem Fudim Kelner & Co., Ltd.	101,645	360,302

	Suny Electronic Inc., Ltd.	129,761	$370,801
*	Super-Sol, Ltd. Series B	793,301	2,951,664
*	Team Computer & Systems, Ltd.	7,900	294,798
*	The Israel Land Development Co., Ltd.	182,187	949,526
*	Tower Semiconductor, Ltd.	578,773	791,951
* #	TTI Team Telecom International, Ltd. ADR	18,170	50,149
	Union Bank of Israel, Ltd.	499,194	2,278,972
	United Mizrahi Bank, Ltd.	1,696,011	11,704,972
	Urdan Industries, Ltd.	526,698	382,736
	Ytong Industries, Ltd.	174,250	152,016

TOTAL — ISRAEL			224,342,820

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	A&M Realty Berhad	854,200	192,301
	Acoustech Berhad	474,400	146,528
*	Advance Synergy Berhad	2,326,000	225,741
*	Advanced Synergy Capital Berhad	153,500	19,751
	Affin Holdings Berhad	9,805,900	7,170,705
	Aluminum Co. of Malaysia Berhad	250,000	93,433
*	AMBD Berhad	2,782,700	332,114
	AmInvestment Group Berhad	994,468	1,041,320
*	AMMB Holdings Berhad	19,012,144	23,728,208
	Ancom Berhad	413,437	125,035
	Ann Joo Resources Berhad	1,502,000	1,510,400
	APM Automotive Holdings Berhad	1,024,700	598,895
	Apollo Food Holdings Berhad	198,400	162,810
	Asas Dunia Berhad	524,700	159,382
	Asia Pacific Land Berhad	5,644,300	861,979
	Asiatic Development Berhad	3,121,900	5,024,284
	Ayer Hitam Planting Syndicate Berhad	27,000	30,546
	Bandar Raya Developments Berhad	3,669,100	3,125,238
	Batu Kawan Berhad	2,309,250	5,278,370
*	Berjaya Corp. Berhad	15,708,680	1,773,352
*	Berjaya Corp. Berhad ICULS	36,680,990	2,042,780
	Berjaya Land Berhad	4,523,000	2,224,025
	Bernas Padiberas Nasional Berhad	4,807,300	2,789,477
*	Bimb Holdings Berhad	1,544,700	681,998
	Bina Darulaman Berhad	118,000	37,605
*	Binaik Equity Berhad	149,800	37,068
	Bolton Properties Berhad	1,277,400	375,589
	Boustead Holdings Berhad	3,343,400	4,779,482
	Boustead Properties Berhad	343,700	503,352
	Cahya Mata Sarawak Berhad	1,401,400	1,017,574
	Chemical Co. of Malaysia Berhad	311,000	259,835
	Chin Teck Plantations Berhad	296,600	472,968
	Choo Bee Metal Industries Berhad	339,700	204,592
*	Compugates Holdings Berhad	5,000	1,891
*	Country Heights Holdings Berhad	174,000	58,342
	Crest Builder Holdings Berhad	394,000	126,561
	Cycle & Carriage Bintang Berhad	249,800	168,444

*	Damansara Realty Berhad	2,955,600	$366,246
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	242,099
*	DNP Holdings Berhad	1,431,800	756,423
	DRB-Hicom Berhad	7,715,700	3,834,162
	Eastern & Oriental Berhad (6468754)	1,863,766	1,609,027
	Eastern & Oriental Berhad (B19ZLW1)	283,149	196,906
	Eastern Pacific Industrial Corp. Berhad	497,700	362,653
	ECM Libra Avenue Berhad	6,220,730	1,647,956
*	Ecofirst Consolidated Berhad	1,268,000	49,100
	Edaran Otomobil Nasional Berhad	1,591,900	827,433
	Engtex Group Berhad	438,900	236,267
	EON Capital Berhad	1,459,607	2,911,506
*	Equine Capital Berhad	690,000	551,178
	Esso Malaysia Berhad	905,500	671,700
	Far East Holdings Berhad	388,800	589,803
	Focal Aims Holdings Berhad	424,000	52,757
*	Fountain View Development Berhad	2,573,200	161,675
	Gamuda Berhad	6,533,900	13,993,838
	General Corp. Berhad	1,681,400	520,747
	Globetronics Technology Berhad	360,000	29,624
	Glomac Berhad	1,609,100	694,623
	Gold IS Berhad	1,598,600	1,082,153
	Golden Hope Plantations Berhad	5,848,950	13,283,175
*	Golden Plus Holdings Berhad	201,000	33,575
	Gopeng Berhad	273,900	71,095
	Grand United Holdings Berhad	1,387,700	294,004
*	Gula Perak Berhad	5,469,050	215,412
*	GuocoLand (Malaysia) Berhad	486,000	392,290
	Guthrie Ropel Berhad	191,700	342,496
	Hap Seng Consolidated Berhad	1,779,200	1,537,518
	Highlands and Lowlands Berhad	3,550,100	7,184,383
*	HIL Industries Berhad	373,285	56,457
*	Ho Hup Construction Co. Berhad	175,100	46,518
*	Ho Wah Genting Berhad	369,000	24,053
	Hong Leong Financial Group Berhad	1,249,437	2,012,957
	Hong Leong Industries Berhad	1,225,800	1,397,782
	Hume Industries (Malaysia) Berhad	537,667	618,266
	Hunza Properties Berhad	1,033,300	820,284
	Hwang-DBS (Malaysia) Berhad	908,700	605,712
	IGB Corp. Berhad	11,062,600	7,790,194
	IJM Corp. Berhad	5,666,500	11,916,575
	IJM Plantations Berhad	204,400	124,547
*	Insas Berhad	3,779,000	675,155
	Integrated Logistics Berhad	1,222,800	528,578
	IOI Corp. Berhad	1,852,500	2,653,096
	IOI Properties Berhad	13,600	55,586
*	Jaks Resources Berhad	3,438,000	927,888
	Jaya Tiasa Holdings Berhad	1,128,700	1,272,498
	Jerneh Asia Berhad	425,120	189,333
*	Johan Holdings Berhad	228,000	17,036
	Johor Land Berhad	247,940	101,753

	Jotech Holdings Berhad	5,937,000	$216,562
	K & N Kenanga Holdings Berhad	2,209,100	683,132
*	Karambunai Corp. Berhad	6,839,800	282,071
	Keck Seng (Malaysia) Berhad	1,663,400	2,106,329
	Kian Joo Can Factory Berhad	3,566,680	1,503,252
*	KIG Glass Industrial Berhad	260,000	2,228
	Kim Hin Industry Berhad	453,800	180,906
	Kim Loong Resources Berhad	232,000	149,231
	KLCC Property Holdings Berhad	5,492,000	5,445,403
	Knusford Berhad	153,300	73,792
	KPJ Healthcare Berhad	1,570,300	1,530,780
	KrisAssets Holdings Berhad	368,377	288,344
	KSL Holdings Berhad	142,100	89,165
	Kuala Lumpur Kepong Berhad	2,100,050	6,635,185
*	Kub Malaysia Berhad	6,829,000	1,933,707
*	Kuchai Development Berhad	345,600	109,514
	Kulim Malaysia Berhad	2,050,825	3,467,938
*	Kumpulan Europlus Berhad	1,702,900	391,589
	Kumpulan Fima Berhad	585,100	117,751
*	Kumpulan Hartanah Selangor Berhad	520,000	165,726
	Kwantas Corp. Berhad	123,000	229,845
*	Land & General Berhad	14,757,000	3,231,876
	Landmarks Berhad	1,497,200	766,473
*	LBS Bina Group Berhad	1,607,000	302,809
	Leader Universal Holdings Berhad	6,643,033	1,988,396
*	Leong Hup Holdings Berhad	1,469,800	510,424
*	Lien Hoe Corp. Berhad	1,997,150	152,791
*	Lion Corp Berhad	1,520,200	342,541
	Lion Diversified Holdings Berhad	2,206,500	6,425,607
	Lion Industries Corp. Berhad	4,734,381	2,527,715
	London Biscuits Berhad	218,100	93,667
	MAA Holdings Berhad	888,700	472,860
	Malayan Cement Berhad	67,500	31,559
	Malaysia Building Society Berhad	419,000	186,220
	Malaysia Industrial Development Finance Berhad	7,198,800	3,851,145
*	Malaysian Airlines System Berhad	290,300	387,015
	Malaysian Bulk Carriers Berhad	2,831,625	3,171,656
	Malaysian Mosaics Berhad	354,240	132,414
	Malaysian National Reinsurance Berhad	1,150,800	1,656,957
*	Malaysian Plantations Berhad	5,187,100	4,297,796
*	Malaysian Resources Corp. Berhad	5,532,500	4,218,977
	Marco Holdings Berhad	1,710,000	87,424
	MBM Resources Berhad	487,533	429,161
*	Measat Global Berhad	377,500	192,552
*	Mechmar Corp. (Malaysia) Berhad	868,800	116,563
*	Meda, Inc. Berhad	1,830,100	107,696
	Mega First Corp. Berhad	1,101,700	471,238
*	Melewar Industrial Group Berhad	1,294,300	565,256
	Mentakab Rubber Co. (Malaya) Berhad	1,100	879
	Merge Housing Berhad	58,952	9,565
	Metro Kajang Holdings Berhad	535,333	249,597
*	Metroplex Berhad	817,000	—

	Mieco Chipboard Berhad	873,900	$227,256
	MISC Berhad	15,000	38,877
	MK Land Holdings Berhad	6,778,500	1,760,815
	MMC Corp. Berhad	5,233,400	11,194,133
	MTD ACPI Engineering Berhad	2,287,200	1,267,338
	MTD Infraperdana Berhad	6,166,300	1,318,822
	Muda Holdings Berhad	706,000	69,787
	Muhibbah Engineering Berhad	391,200	1,004,761
*	MUI Properties Berhad	1,314,000	82,686
*	Mulpha International Berhad	11,817,500	4,775,941
	Multi-Purpose Holdings Berhad	1,974,000	1,000,853
	Mutiara Goodyear Development Berhad	377,900	81,838
	MWE Holdings Berhad	458,000	124,873
	Mycron Steel Berhad	119,750	29,666
	Naluri Berhad	3,491,300	699,043
*	Nam Fatt Berhad	3,200,900	641,802
*	Narra Industries Berhad	154,200	36,431
	NCB Holdings Berhad	2,381,700	2,036,215
	Negri Sembilan Oil Palms Berhad	167,600	165,462
	New Straits Times Press (Malaysia) Berhad	1,751,100	1,003,104
	NV Multi Corp. Berhad	671,800	125,329
	Nylex (Malaysia) Berhad	328,550	139,284
	OKS Property Holdings Berhad	186,678	64,006
	Oriental Holdings Berhad	3,021,116	5,349,184
	Oriental Interest Berhad	170,000	71,211
	OSK Holdings Berhad	5,309,618	3,771,646
	OSK Ventures Interantional Berhad	66,000	45,932
	P.I.E. Industrial Berhad	323,600	352,173
	Pacific & Orient Berhad	275,494	120,424
	Pacificmas Berhad	305,000	298,980
*	Pan Malaysia Cement Works Berhad	1,271,800	88,996
	Panasonic Manufacturing Malaysia Berhad	339,180	1,141,671
*	Paracorp Berhad	252,000	720
	Paramount Corp. Berhad	203,900	144,179
	PBA Holdings Berhad	1,502,500	539,347
	Pelikan International Corp. Berhad	148,680	194,387
*	Permaju Industries Berhad	1,714,300	275,355
	Petronas Dagangan Berhad	970,900	2,352,338
	PJ Development Holdings Berhad	2,768,800	732,461
	PK Resources Berhad	25,000	5,785
*	Pos Malaysia & Services Holdings Berhad	3,633,817	3,147,672
	PPB Group Berhad	6,909,466	14,466,153
	Premium Nutrients Berhad	513,100	31,346
*	Prime Utilities Berhad	46,000	5,938
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	81,851
	Proton Holdings Berhad	3,652,500	5,470,827
*	Pulai Springs Berhad	159,800	54,309
*	Ramunia Holdings Berhad	1,817,000	547,381
	Ranhill Berhad	4,323,500	3,859,688
*	RB Land Holdings Berhad	742,900	543,323
	RHB Capital Berhad	6,568,800	10,135,333

*	Salcon Berhad	574,000	$182,851
	Sapura Resources Berhad	286,800	39,632
	Sapuracrest Petroleum Berhad	155,152	82,240
	Sarawak Energy Berhad	4,681,000	2,974,136
	Sarawak Oil Palms Berhad	150,700	171,361
	Scientex Inc. Berhad	632,400	248,941
	Selangor Dredging Berhad	1,312,700	377,866
	Shangri-La Hotels (Malaysia) Berhad	738,000	508,642
	Shell Refining Co. Federation of Malaysia Berhad	164,900	514,866
	SHL Consolidated Berhad	1,008,700	521,075
*	Silverstone Corp. Berhad	8,690	161
	Sime Darby Berhad	355,980	958,299
	Sime Engineering Services Berhad	222,000	145,341
*	Sino Hua-an International	153,000	41,050
*	South East Asia Lumber, Inc. Berhad	228,800	31,934
	Southern Acids (Malaysia) Berhad	44,000	19,152
	Southern Steel Berhad	865,300	407,119
	Store Corp. Berhad	124,630	125,762
*	Subur Tiasa Holdings Berhad	438,600	515,062
*	Sumatec Resources Berhad	1,041,700	245,805
	Sunrise Berhad	2,049,400	2,017,897
	Sunway City Berhad	2,358,700	3,341,240
*	Sunway Holdings, Inc. Berhad	4,443,600	1,924,905
	Suria Capital Holdings Berhad	1,181,600	508,225
	TA Enterprise Berhad	10,119,100	4,546,866
*	Talam Corp. Berhad	5,944,350	553,349
*	Tamco Corp. Holdings Berhad	219,500	70,982
	Tan Chong Motor Holdings Berhad	5,338,300	1,892,783
	Tekala Corp. Berhad	337,700	106,050
	TH Group Berhad	1,975,800	393,629
*	Time Dotcom Berhad	8,911,700	2,766,904
	Tiong Nam Transport Holdings Berhad	171,500	47,325
	Tradewinds (Malaysia) Berhad	844,200	752,708
*	Tradewinds Corp. Berhad	6,902,600	2,766,364
	Tradewinds Plantation Berhad	779,600	602,626
	Trengganu Development & Management Berhad	1,059,200	395,111
	TSR Capital Berhad	157,900	91,799
	UAC Berhad	77,398	101,290
	UEM World Berhad	4,987,400	5,933,569
	UMW Holdings Berhad	2,556,443	10,200,375
	Unico-Desa Plantations Berhad	6,691,328	1,231,085
	Unisem (M) Berhad	4,666,700	1,880,629
	United Malacca Rubber Estates Berhad	450,100	725,817
	United Plantations Berhad	821,200	2,795,643
*	Utama Banking Group Berhad	4,528,000	3,172,596
	Utusan Melayu (Malaysia) Berhad	449,500	149,845
	VS Industry Berhad	1,156,680	1,176,160
	Warisan TC Holdings Berhad	109,850	54,797
*	Weida (Malaysia) Berhad	259,700	64,287
	Worldwide Holdings Berhad	877,100	918,986
	WTK Holdings Berhad	2,262,250	1,427,312
	Yeo Hiap Seng (Malaysia) Berhad	355,320	186,624

	YTL Corp. Berhad	5,993,600	$12,755,218
	YTL Power International Berhad	570,294	391,780
	Yu Neh Huat Berhad	2,169,400	1,551,484
	Zelan Berhad	1,017,000	1,534,275
TOTAL COMMON STOCKS			375,398,108

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	95,883
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	91,525
TOTAL PREFERRED STOCKS			187,408

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Rights 09/21/07	1,651,095	844,055
*	Jerneh Asia Berhad Rights 07/10/07	159,420	24,586
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	6,729
*	OKS Property Holdings Berhad Rights 09/13/07	186,678	9,596
*	Salcon Berhad Warrants 05/23/14	143,500	28,278
*	Sarawak Oil Palms Berhad Warrants 01/19/10	23,250	14,608
TOTAL RIGHTS/WARRANTS			927,852

TOTAL — MALAYSIA			376,513,368

MEXICO — (8.4%)
COMMON STOCKS — (8.4%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	43,421,804
	Cemex S.A.B. de C.V. Sponsored ADR	7,270,825	234,774,939
*	Cintra S.A. de C.V.	85,000	12,635
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	53,100	2,155,860
*	Consorcio Hogar S.A. de C.V. Series B	707,031	420,066
#	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	21,927,140
* #	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,671,586	4,378,577
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	2,558
	Corporativo Fragua S.A.B. de C.V. Series B	70	682
*	Desc S.A. de C.V. Series B	1,962,267	1,707,402
*	Dine S.A.B. de C.V.	1,848,267	1,671,867
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	111,665
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,829,593
#	Embotelladora Arca S.A. de C.V., Mexico	458,003	1,701,996
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,342
*	Empresas ICA S.A. de C.V. Sponsored ADR	321,828	7,112,399
*	Empresas ICA S.A.B. de C.V.	3,228,700	17,836,424
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	5,082,135
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	825,295	28,753,278
	Gruma S.A. de C.V. ADR	23,200	335,008
#	Gruma S.A.B. de C.V. Series B	3,347,050	11,983,003
*	Grupo Aeroportuario del Pacifico S.A. de C.V.	68,600	3,462,242
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,686,285
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	137,433	6,822,174
#	Grupo Carso S.A. de C.V. Series A-1	13,173,051	51,651,064

#	Grupo Cementos de Chihuahua S.A. de C.V.	2,821,092	$17,384,759
	Grupo Continental S.A. de C.V.	1,444,500	3,076,747
*	Grupo Corvi S.A. Series A	284,000	98,330
#	Grupo Financiero Inbursa S.A. de C.V. Series O	8,852,215	21,582,941
* #	Grupo Gigante S.A. de C.V. Series B	324,076	555,156
	Grupo Herdez S.A.B. de C.V.	319,000	423,579
#	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	2,600,117
	Grupo Industrial Saltillo S.A.B. de C.V.	1,306,869	2,155,807
* #	Grupo Iusacell S.A. de C.V.	143,500	1,619,301
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	3,000	13,188
	Grupo Mexico S.A.B. de C.V. Series B	11,343,635	71,559,594
*	Grupo Nutrisa S.A. de C.V.	428	434
	Grupo Posadas S.A. de C.V. Series L	356,000	419,469
*	Grupo Qumma S.A. de C.V. Series B	5,301	86
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	10,299,050
	Industrias Bachoco S.A. Series B	823,600	2,184,970
* #	Industrias CH S.A.B. de C.V. Series B	4,673,952	18,597,525
#	Industrias Penoles S.A. de C.V.	1,277,400	16,996,494
*	Jugos de Valle S.A.B. de C.V. Series B	213,600	1,239,046
#	Organizacion Soriana S.A.B. de C.V. Series B	15,749,100	50,745,990
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	152,065	496,179
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	950
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	3,176
*	Savia S.A. de C.V.	3,457,285	250,687
*	US Commercial Corp. S.A. de C.V.	1,084,039	125,765
	Vitro S.A. de C.V. Sponsored ADR	330,736	2,318,459
	Vitro S.A.B. de C.V.	3,272,886	7,712,774

TOTAL — MEXICO			683,308,711

PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
	A. Soriano Corp.	20,195,000	1,472,102
	Aboitiz Equity Ventures, Inc.	5,782,000	806,234
	Alaska Milk Corp.	7,953,000	868,230
*	Alsons Consolidated Resources, Inc.	16,904,000	323,326
*	Bacnotan Consolidated Industries, Inc.	2,341,817	628,032
	Banco de Oro Universal Bank	5,115,420	6,228,859
*	Belle Corp.	31,340,000	777,170
	Cebu Holdings, Inc.	7,763,250	656,853
*	Digital Telecommunications Phils., Inc.	111,539,000	2,966,627
	DMCI Holdings, Inc.	5,354,000	957,563
*	Empire East Land Holdings, Inc.	24,860,000	372,004
*	Export & Industry Bank, Inc.	14,950	129
*	Fil-Estate Land, Inc.	7,196,340	184,611
	Filinvest Development Corp.	6,763,500	859,910
*	Filinvest Land, Inc.	237,350,156	8,073,470
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	3,438,694
*	House of Investments, Inc.	700,000	28,040
*	Kuok Philippine Properties, Inc.	4,300,000	41,577
	Megaworld Properties & Holdings, Inc.	163,184,600	12,291,250

	Metro Bank & Trust Co.	7,428,220	$8,817,582
*	Mondragon International Philippines, Inc.	2,464,000	6,618
	Petron Corp.	22,111,000	2,722,152
*	Philippine National Bank	3,619,900	3,728,079
*	Philippine National Construction Corp.	398,900	49,713
*	Philippine Realty & Holdings Corp.	20,930,000	196,524
	Philippine Savings Bank	1,232,313	1,664,941
*	Prime Media Holdings, Inc.	409,000	8,261
*	Prime Orion Philippines, Inc.	14,400,000	134,398
*	RFM Corp.	2,488,200	88,148
	Rizal Commercial Banking Corp.	1,165,699	614,354
	Robinson’s Land Corp. Series B	12,707,000	4,904,751
	Security Bank Corp.	2,136,110	3,313,206
	Semirara Mining Corp.	161,700	105,814
	SM Development Corp.	26,395,680	2,325,046
*	Solid Group, Inc.	19,668,000	329,756
	Union Bank of the Philippines	821,942	955,452
	Universal Robina Corp.	18,561,345	6,495,681

TOTAL — PHILIPPINES			77,435,157

POLAND — (3.3%)
COMMON STOCKS — (3.3%)
	Agora SA	469,291	8,630,564
*	Amica Wronki SA	174,355	1,411,443
	Asseco Poland SA	10,168	297,310
	Bank Millennium SA	5,616,108	25,025,435
	Bank Przemyslowo Handlowy BPH SA	12,570	4,065,486
*	Boryszew SA	252,799	1,886,016
*	Budimex SA	127,217	3,593,186
	Debica SA	110,153	4,123,670
*	Echo Investment SA	103,653	3,309,078
	Elektrobudowa SA	31,135	2,616,339
	Fabryki Mebli Forte SA	70,159	241,511
*	Farmacol SA	3,304	57,796
*	Ferrum SA	4,233	20,399
*	Firma Chemiczna Dwory SA	39,466	2,609,898
	Grupa Kety SA	78,511	6,023,484
	Grupa Lotos SA	839,119	13,083,572
	Impexmetal SA	241,068	25,422,757
	Kredyt Bank SA	317,313	2,619,190
*	Kroscienskie Huty Szkla Krosno SA	63,425	180,879
*	Lentex SA	158,570	2,598,990
*	MNI SA	287,468	461,802
*	Mostostal Export SA	879,352	2,417,903
*	Mostostal Warszawa SA	366,600	5,883,421
*	Mostostal Zabrze Holding SA	350,940	1,567,858
*	Netia Holdings SA	3,274,477	4,669,439
*	Opoczno SA	8,902	182,119
	Orbis SA	668,253	16,739,550
*	Polski Koncern Miesny Duda SA	157,279	636,017

*	Polski Koncern Naftowy Orlen SA	5,310,008	$108,889,059
*	Praterm SA	1,500	27,334
	Prokom Software SA	183,497	8,574,490
	Prosper SA	35,618	268,827
*	Raciborska Fabryka Kotlow SA	1,167,888	5,252,970
*	Stalexport SA	460,000	758,187
	Ster-Projekt SA	132,828	322,420
	Sygnity SA	20,209	439,359
	Zelmer SA	3,000	67,861
TOTAL COMMON STOCKS			264,975,619

RIGHTS/WARRANTS — (0.0%)
*	Ferrum SA Rights 11/12/07	4,233	15,659

TOTAL — POLAND			264,991,278

SOUTH AFRICA — (10.3%)
COMMON STOCKS — (10.3%)
	ABSA Group, Ltd.	2,353,362	42,938,197
*	Advtech, Ltd.	620,958	383,662
	Aeci, Ltd.	1,334,024	14,824,702
	Afgri, Ltd.	2,134,642	1,854,137
*	African Rainbow Minerals, Ltd.	1,396,492	23,026,125
	AG Industries, Ltd.	1,340,058	815,888
	Allied Electronics Corp., Ltd.	415,073	2,395,813
	Amalgamated Appliance Holdings, Ltd.	1,148,822	613,604
	Argent Industrial, Ltd.	843,481	2,309,455
*	AST Group, Ltd.	968,701	126,379
	Aveng, Ltd.	1,703,690	12,617,712
	AVI, Ltd.	2,786,770	7,614,595
	Barloworld, Ltd.	2,119,859	36,437,200
	Bell Equipment, Ltd.	452,449	2,571,871
	Business Connexion Group	465,381	436,690
	Bytes Technology Group, Ltd.	314,654	781,849
	Capitec Bank Holdings, Ltd.	143,752	745,245
	Caxton & CTP Publishers & Printers, Ltd.	2,063,088	4,580,531
	City Lodge Hotels, Ltd.	21,170	223,919
*	Corpgro, Ltd.	579,166	—
	Datacentrix Holdings, Ltd.	603,757	418,005
	Datatec, Ltd.	1,770,481	10,426,350
*	Delta Electrical Industries, Ltd.	234,340	466,666
	Dimension Data Holdings PLC	3,977,377	4,598,503
	Distell Group, Ltd.	705,989	6,224,591
	Dorbyl, Ltd.	184,041	294,626
*	Durban Roodeport Deep, Ltd.	308,824	170,419
	Ellerine Holdings, Ltd.	1,366,437	14,339,278
*	Enaleni Pharmaceuticals, Ltd.	801,539	409,845
	Enviroserv Holdings, Ltd.	259,484	454,778
	Exxaro Resources, Ltd.	80,503	822,480
	Gold Fields, Ltd.	183,112	2,788,195
	Gold Fields, Ltd. Sponsored ADR	4,882,535	74,019,231

	Gold Reef Resorts, Ltd.	344,218	$1,516,393
	Grindrod, Ltd.	1,298,695	4,490,394
	Group Five, Ltd.	258,794	2,011,034
*	Harmony Gold Mining Co., Ltd.	3,183,494	28,596,403
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	3,805,719
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,802,713
	Hudaco Industries, Ltd.	158,266	1,896,864
#	Hulamin, Ltd.	757,380	2,641,746
	Iliad Africa, Ltd.	76,658	230,838
	Illovo Sugar, Ltd.	497,655	1,605,960
	Imperial Holdings, Ltd.	454,723	9,118,699
	Investec, Ltd.	1,642,445	18,574,645
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	10,897,216
	Johnic Communications, Ltd.	391,810	4,840,856
*	Kap International Holdings, Ltd.	968,903	442,312
	Lewis Group, Ltd.	828,933	7,193,886
	Liberty Group, Ltd.	1,566,347	19,734,457
*	M Cubed Holdings, Ltd.	1,850,526	51,845
	Medi-Clinic Corp., Ltd.	1,277,088	3,890,192
*	Merafe Resources, Ltd.	13,982,084	2,999,452
	Metair Investments, Ltd.	943,953	1,787,546
*	Metorex, Ltd.	610,501	1,951,333
	Metropolitan Holdings, Ltd.	7,756,480	16,080,229
	Mittal Steel South Africa, Ltd.	2,658,860	46,087,678
	Murray & Roberts Holdings, Ltd.	1,479,104	15,625,684
	Mustek, Ltd.	482,271	607,444
	Mvelaphanda Group, Ltd.	3,564,018	5,137,845
	Nampak, Ltd.	4,573,244	12,977,200
	Nedbank Group, Ltd.	2,136,169	40,422,943
	New Clicks Holdings, Ltd.	2,981,064	6,392,799
	New Corpcapital, Ltd.	579,166	7,302
	Northam Platinum, Ltd.	830,061	6,397,188
	Nu-World Holdings, Ltd.	158,299	688,877
	Oceana Group, Ltd.	482,566	1,226,900
	Omnia Holdings, Ltd.	387,795	4,039,543
*	Palabora Mining Co., Ltd.	69,265	786,408
	Peregrine Holdings, Ltd.	665,741	1,711,963
	Pretoria Portland Cement Co., Ltd.	3,933,398	24,942,331
	PSG Group, Ltd.	551,955	2,051,220
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	86,403
	Sanlam, Ltd.	27,373,754	82,673,890
	Sappi, Ltd.	1,311,653	20,773,384
	Sappi, Ltd. Sponsored ADR	602,200	9,635,200
	Sasol, Ltd. Sponsored ADR	1,309,923	52,698,202
	Spur Corp., Ltd.	153,378	212,652
#	Steinhoff International Holdings, Ltd.	9,195,876	29,610,305
	Sun International, Ltd.	160,150	3,486,324
	Super Group, Ltd.	1,473,845	2,544,681
	Telkom South Africa, Ltd.	1,022,486	25,275,408
	Telkom South Africa, Ltd. Sponsored ADR	3,800	377,416

*	Tiger Automotive, Ltd.	467,278	$816,271
	Tiger Wheels, Ltd.	575,610	589,418
	Tongaat-Hulett	723,298	10,131,099
	Trans Hex Group, Ltd.	509,906	963,248
	Trencor, Ltd.	1,027,503	5,028,259
	UCS Group, Ltd.	1,309,466	844,612
	Value Group, Ltd.	874,662	270,170

TOTAL — SOUTH AFRICA			834,011,540

SOUTH KOREA — (13.0%)
COMMON STOCKS — (13.0%)
#	Aekyung Petrochemical Co., Ltd.	19,060	788,641
* #	Anam Electronics Co., Ltd.	24,280	236,371
#	Asia Cement Manufacturing Co., Ltd.	10,728	914,054
#	Asia Paper Manufacturing Co., Ltd.	34,410	649,486
#	AUK Corp.	40,090	203,013
	Baiksan Co., Ltd.	41,550	57,331
* #	BNG Steel Co., Ltd	30,250	515,640
#	Bohae Brewery Co., Ltd.	8,830	263,094
	Boo Kook Securities Co., Ltd.	27,705	911,374
#	Boryung Pharmaceutical Co., Ltd.	10,573	467,572
	BYC Co., Ltd.	810	178,677
	Byuck San Corp.	10,472	215,534
#	Byuck San Engineering and Construction Co., Ltd.	87,860	712,610
#	Cambridge Members Co., Ltd.	8,070	259,371
* #	Capro Corp.	61,960	509,097
	Cheil Industrial, Inc.	95,804	5,243,922
* #	Cho Kwang Leather Co., Ltd.	13,660	134,037
	Cho Kwang Paint Co., Ltd.	24,260	88,302
	Choil Aluminum Manufacturing Co., Ltd.	13,190	168,245
	Chon Bang Co., Ltd.	2,520	127,889
	Chosun Refractories Co., Ltd.	8,170	851,798
#	Chungho Comnet Co., Ltd.	17,450	660,886
#	CJ Corp.	1,367	180,654
*	CKD Bio Corp.	9,469	57,834
* #	Comtec Systems Co., Ltd.	75,460	103,122
* #	Cosmochemical Co., Ltd.	47,640	467,405
#	Crown Confectionery Co., Ltd.	1,670	248,345
* #	D.I Corp.	101,890	312,200
#	Dae Chang Industrial Co.	25,740	218,256
#	Dae Dong Industrial Co., Ltd.	17,320	393,573
#	Dae Hyun Co., Ltd.	192,600	240,197
* #	Dae Sang Corp.	110,202	1,367,718
#	Dae Won Kang Up Co., Ltd.	21,320	480,430
* #	Dae Young Packaging Co., Ltd.	388,976	201,331
* #	Dae Yu Co., Ltd.	64,160	124,606
#	Daeduck Electronics Co., Ltd.	157,570	1,210,880
#	Daeduck Industries Co., Ltd.	54,840	599,211
	Daegu Bank Co., Ltd.	135,722	2,529,016
#	Daehan Fire & Marine Insurance Co., Ltd.	63,050	517,739
#	Daehan Flour Mills Co., Ltd.	5,955	1,176,049

* #	Daehan Pulp Co., Ltd.	15,051	$100,322
	Daehan Synthetic Fiber Co., Ltd.	5,193	951,877
#	Daekyo Co., Ltd.	24,460	2,533,049
* #	Daekyung Machinery & Engineering Co., Ltd.	3,700	189,141
#	Daelim Industrial Co., Ltd.	115,282	19,283,119
	Daelim Trading Co., Ltd.	31,734	175,334
#	Daesang Farmsco	42,230	118,901
#	Daesang Holdings Co., Ltd.	33,096	209,920
#	Daesung Industrial Co., Ltd.	10,599	2,653,480
* #	Daewon Cable Co., Ltd.	13,570	196,577
#	Daewon Pharmaceutical Co., Ltd.	19,590	273,387
* #	Daewoo Electronic Components Co., Ltd.	18,176	134,734
#	Daewoo Motor Sales Corp.	93,860	4,725,222
	Daewoong Co., Ltd.	14,890	512,164
	Dahaam E-Tec Co., Ltd.	5,985	227,801
#	Daishin Securities Co., Ltd.	201,051	6,836,854
#	Daiyang Metal Co., Ltd.	77,290	526,334
#	Daou Technology, Inc.	98,850	1,190,142
#	DC Chemical Co., Ltd.	49,292	8,611,681
	Digital Power Communications Co., Ltd.	113,840	224,729
	Dong Ah Tire Industrial Co., Ltd.	51,594	469,330
*	Dong Hai Pulp Co., Ltd.	14,310	36,374
	Dong IL Rubber Belt Co., Ltd.	37,288	149,471
#	Dong Wha Pharmaceutical Industries Co.	20,947	1,618,551
* #	Dong Won Co., Ltd.	14,220	179,527
#	Dongbang Agro Co., Ltd.	53,610	397,947
#	Dongbang Transport Logistics Co., Ltd.	10,350	393,239
#	Dongbu Corp.	73,520	2,422,793
#	Dongbu HiTek Co., Ltd.	98,304	1,790,398
#	Dongbu Securities Co., Ltd.	35,440	694,559
#	Dongbu Steel Co., Ltd.	92,198	2,229,738
	Dong-Il Corp.	6,072	573,077
	Dongkook Industrial Co., Ltd.	16,200	38,322
	Dongkuk Steel Mill Co., Ltd.	176,412	8,113,922
#	Dongsu Industrial Co., Ltd.	27,140	481,230
	Dongsung Chemical Co., Ltd.	9,530	166,107
#	Dongsung Pharmaceutical Co., Ltd.	18,510	269,131
	Dongwon F&B Co., Ltd.	8,706	658,732
	Dongwon Industries Co., Ltd.	7,116	446,819
#	Dongyang Engineering & Construction Corp.	6,597	421,178
	Dongyang Express Bus Corp.	3,729	111,121
#	Dongyang Mechatronics Corp.	125,000	1,621,663
* #	Doosan Corp.	42,320	6,719,180
#	Doosan Heavy Industries & Construction Co., Ltd.	116,280	11,161,733
*	DPI Co., Ltd.	22,738	408,348
	Duck Yang Industry Co., Ltd.	4,000	51,122
#	Ducsung Co., Ltd.	45,260	173,685
* #	Eagon Industrial Co., Ltd.	17,070	539,072
*	En Paper Manufacturing Co., Ltd.	46,660	178,905
	Enex Co., Ltd.	5,960	65,213
#	e-Starco Co., Ltd.	170,050	167,977
#	F&F Co., Ltd.	62,660	343,622

#	Feelux Co., Ltd.	95,500	$223,122
* #	First Fire & Marine Insurance Co., Ltd.	59,910	729,881
#	Fursys, Inc.	24,120	681,878
#	Gaon Cable Co., Ltd.	12,730	686,039
#	Global & Yuasa Battery Co., Ltd.	44,940	368,629
	Green Cross Corp.	10,540	1,010,216
	GS Holdings Corp.	285,000	14,726,818
	H.S. Industries Co., Ltd.	5,690	59,677
#	Hae In Co., Ltd.	55,050	386,229
#	Halla Engineering & Construction Corp.	38,260	1,054,435
	Han All Pharmaceutical Co., Ltd.	79,410	412,148
#	Han Kuk Carbon Co., Ltd.	25,070	241,724
	Han Wha Corp.	146,740	9,439,400
#	Han Yang Securities Co., Ltd.	41,750	899,304
	Hana Financial Group, Inc.	88,972	4,207,612
	Handok Pharmaceuticals Co., Ltd.	18,150	483,808
#	Handsome Corp.	114,000	1,718,064
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,952,324
#	Hanil Construction Co., Ltd.	27,480	682,174
#	Hanil E-Wha Co., Ltd.	135,210	450,794
	Hanil Iron & Steel Co., Ltd.	1,815	73,160
*	Hanjin Heavy Industries and Construction Co., Ltd.	120,829	10,366,389
#	Hanjin Heavy Industry Co., Ltd.	44,690	2,031,382
#	Hanjin Shipping Co., Ltd.	250,060	13,982,440
#	Hanjin Transportation Co., Ltd.	38,000	2,145,461
	Hankook Cosmetics Co., Ltd.	110,860	448,781
	Hankook Shell Oil Co., Ltd.	1,880	166,332
#	Hankook Tire Manufacturing Co., Ltd.	335,120	7,340,016
#	Hankuk Electric Glass Co., Ltd.	23,010	554,438
	Hankuk Glass Industries, Inc.	29,050	1,205,903
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	710,769
#	Hanmi Capital Co., Ltd.	53,950	960,724
	Hansae Co., Ltd.	43,890	355,187
#	Hanshin Construction Co., Ltd.	19,880	661,411
#	Hansol Chemical Co., Ltd.	35,837	456,516
* #	Hansol Paper Co., Ltd.	158,874	2,752,535
#	Hanssem Co., Ltd.	49,690	344,178
* #	Hansung Enterprise Co., Ltd.	9,410	82,648
	Hanwha Chemical Corp.	267,600	7,005,007
*	Hanwha Non-Life Insurance Co., Ltd.	57,969	1,238,040
#	Hanwha Securities Co., Ltd.	122,490	2,375,168
	Hanwha Timeworld Co., Ltd.	9,000	181,105
	Heung-A Shipping Co., Ltd.	63,680	287,414
	Histeel Co., Ltd.	1,188	27,086
*	Hi-Tron Systems, Inc.	11,660	51,744
#	Honam Petrochemical Corp.	60,759	9,377,830
#	Hotel Shilla, Ltd.	187,880	5,003,784
*	HS R&A Co., Ltd.	12,680	213,566
#	Huchems Fine Chemical Corp.	38,970	1,050,601
* #	Huneed Technologies	9,003	121,864
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	80,533	783,827
#	Husteel Co., Ltd.	22,160	602,518

#	Hwa Sung Industrial Co.	44,200	$908,607
* #	Hwacheon Machine Tool Co., Ltd.	2,050	134,837
	Hwacheon Machinery Works Co., Ltd.	4,490	108,865
#	Hwashin Co., Ltd.	59,700	222,654
#	Hyosung T & C Co., Ltd.	124,047	9,072,909
* #	Hyundae Metal Co., Ltd.	33,010	70,171
	Hyundai Cement Co., Ltd.	17,245	967,867
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,671,235
#	Hyundai DSF Co., Ltd.	27,180	389,377
#	Hyundai Elevator Co., Ltd.	10,770	1,864,021
#	Hyundai Hysco	270,550	3,673,946
#	Hyundai Merchant Marine Co., Ltd.	139,351	7,370,301
	Hyundai Mobis	3,297	354,478
#	Hyundai Motor Co., Ltd.	764,050	56,616,782
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	502,460
#	Hyundai Securities Co., Ltd.	480,870	14,655,153
#	Hyundai Steel Co.	238,900	19,111,661
#	Il Dong Pharmaceutical Co., Ltd.	20,084	1,066,728
	Il Sung Construction Co., Ltd.	7,660	112,321
#	Iljin Diamond Co., Ltd.	11,368	248,188
*	Iljin Display Co., Ltd.	14,591	240,668
#	Iljin Electric, Ltd.	136,910	1,181,339
	Ilshin Spinning Co., Ltd.	5,070	400,481
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,298,084
#	InziControls Co., Ltd.	27,640	209,839
#	ISU Chemical Co., Ltd.	19,790	326,946
#	Isupetasys Co., Ltd.	116,640	194,470
#	Jahwa Electronics Co., Ltd.	69,130	511,633
#	Jeil Mutual Savings Bank	40,900	409,170
	Jeil Pharmaceutical Co.	29,220	334,457
#	Jeonbuk Bank, Ltd.	164,370	1,704,422
* #	Jindo Corp.	59,460	532,212
*	Jinro, Ltd.	57	19,519
#	Joongang Construction Co., Ltd.	20,550	440,677
#	K.C. Tech Co., Ltd.	79,845	547,226
#	KCC Corp.	29,050	14,859,696
* #	KCTC	6,030	250,065
#	Keang Nam Enterprises Co., Ltd.	49,632	2,226,975
*	KEC Corp.	116,249	149,109
* #	KEC Holdings Co., Ltd.	38,749	77,982
#	Keyang Electric Machinery Co., Ltd.	187,450	623,200
#	KG Chemical Corp.	36,983	473,030
* #	Kia Motors Corp.	931,590	12,596,652
#	KISWIRE, Ltd.	38,524	1,871,483
#	Kodenshi Korea Corp.	64,590	227,334
* #	Kolon Industries, Inc.	60,719	2,240,492
#	Korea Cast Iron Pipe Co., Ltd.	44,688	338,934
* #	Korea Circuit Co.	57,220	250,706
#	Korea Cottrell Co., Ltd.	31,310	466,919
* #	Korea Data Systems Co., Ltd.	64,021	74,508
#	Korea Development Co., Ltd.	40,490	1,205,647
	Korea Development Leasing Corp.	9,522	608,038

#	Korea Electric Terminal Co., Ltd.	42,160	$1,120,897
	Korea Exchange Bank	482,380	7,640,258
#	Korea Export Packing Industries Co., Ltd.	5,420	81,146
#	Korea Fine Chemical Co., Ltd.	5,946	624,377
#	Korea Flange Co., Ltd.	18,630	327,334
#	Korea Investment Holdings Co., Ltd.	167,096	10,757,970
#	Korea Iron & Steel Co., Ltd.	38,530	3,688,605
#	Korea Kolmar Co., Ltd.	20,300	88,640
#	Korea Komho Petrochemical Co., Ltd.	58,643	4,612,485
#	Korea Line Corp.	25,046	4,751,936
#	Korea Mutual Savings Bank	18,280	578,439
#	Korea Petrochemical Industry Co., Ltd.	17,160	1,382,739
#	Korea Polyol Co., Ltd.	9,632	740,250
#	Korea Zinc Co., Ltd.	39,981	8,016,964
	Korean Air Co., Ltd.	205,694	13,927,692
#	Korean Air Terminal Service Co., Ltd.	10,970	745,389
#	Korean French Banking Corp.	159,610	422,110
* #	KP Chemical Corp.	304,576	3,876,934
*	KP Co., Ltd.	81,412	210,566
#	KPC Holdings Corp.	7,249	501,072
	KT Freetel, Ltd.	458,000	14,883,672
* #	KTB Network, Ltd.	163,610	1,466,594
#	Kukdo Chemical Co., Ltd.	15,960	574,551
*	Kukdong Corp.	32,500	122,068
	Kukje Pharm Ind. Co., Ltd.	30,180	146,194
	Kumho Electronics Co., Ltd.	3,930	159,048
#	Kumho Industrial Co., Ltd.	105,290	7,541,789
#	Kumho Tire Co., Inc.	216,000	3,654,705
#	Kumkang Industrial Co., Ltd.	11,170	187,688
	Kunsul Chemical Industrial Co., Ltd.	22,480	562,968
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,381,898
* #	Kwang Myung Electric Engineering Co., Ltd.	210,820	524,822
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,708,699
#	Kyobo Securities Co., Ltd.	67,440	1,875,651
	Kyung Dong Navien Co., Ltd.	3,450	91,482
*	Kyungbang Co., Ltd.	1,856	544,631
	Lee Ku Industrial Co., Ltd.	60,490	122,772
#	LG Chemical, Ltd.	167,734	17,453,917
	LG Corp.	411,360	23,612,365
	LG Dacom Corp.	63,060	1,646,372
	LG Electronics, Inc.	466,520	35,793,935
	LG Fashion Corp.	50,470	1,501,023
#	LG International Corp.	106,303	3,526,024
#	LG Petrochemical Co., Ltd.	118,910	5,752,717
* #	LG Phillips LCD Co., Ltd.	444,000	18,887,830
#	Lotte Chilsung Beverage Co., Ltd.	1,420	2,181,756
#	Lotte Confectionary Co., Ltd.	3,625	6,176,891
#	Lotte Sam Kang Co., Ltd.	4,440	1,227,785
#	LS Cable, Ltd.	96,200	9,877,909
*	Maniker Co., Ltd.	247,030	267,322
#	Meritz Fire Marine Insurance Co., Ltd.	231,622	2,306,917
#	Meritz Securities Co., Ltd.	114,250	1,718,002

	Mi Chang Oil Industrial Co., Ltd.	3,650	$137,775
#	MonAmi Co., Ltd.	9,490	151,651
#	Moorim Paper Co., Ltd.	57,710	822,830
	Motonic Corp.	640	53,341
#	Namhae Chemical Corp.	163,880	1,267,290
* #	Namkwang Engineering & Construction Co., Ltd.	24,660	463,864
*	Namsun Aluminum Co., Ltd.	14,470	162,412
	Namyang Dairy Products Co., Ltd.	1,985	2,080,290
* #	Nasan Co., Ltd.	16,090	448,774
	Nexen Corp.	5,680	226,911
#	Nexen Tire Corp.	4,820	259,547
	NH Investment & Securities Co., Ltd.	54,071	979,860
#	Nong Shim Holdings Co., Ltd.	7,060	675,839
#	Noroo Paint Co., Ltd.	37,899	266,416
#	Ottogi Corp.	10,309	1,779,890
#	Pacific Pharmaceutical Co., Ltd.	3,840	209,594
#	Pang Rim Co., Ltd.	15,040	389,657
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—
	PaperCorea, Inc.	19,552	202,014
#	Pohang Coated Steel Co., Ltd.	15,650	413,620
#	Poong Lim Industrial Co., Ltd.	74,350	785,447
#	Poong San Corp.	123,590	3,359,810
	POSCO	420	257,032
#	POSCO ADR	1,060,011	162,510,286
#	Pulmuone Co., Ltd.	15,710	751,054
#	Pum Yang Construction Co., Ltd.	21,917	443,258
	Pusan Bank	431,650	8,043,695
#	Pusan City Gas Co., Ltd.	37,100	1,114,539
* #	Pyung Hwa Holdings Co., Ltd.	42,576	139,028
#	Pyung Hwa Industrial Co., Ltd.	42,488	263,280
* #	Rocket Electric Co., Ltd.	1,000	17,202
#	S&T Corp.	20,769	1,173,624
#	S&T Dynamics Co., Ltd.	138,204	2,209,941
* #	Saehan Industries, Inc.	162,470	2,057,803
* #	Saehan Media Corp.	116,770	297,164
*	Sajo Industries Co., Ltd.	13,900	544,140
	Sam Kwang Glass Industrial Co., Ltd.	15,850	683,718
	Sam Whan Camus Co., Ltd.	9,400	139,579
#	Sam Yung Trading Co., Ltd.	13,840	95,258
#	Sambu Construction Co., Ltd.	23,868	1,684,450
* #	Samho International Co., Ltd.	12,120	354,865
	Samhwa Crown and Closure Co., Ltd.	3,100	97,845
* #	Samhwa Electric Co., Ltd.	18,410	71,025
	Samhwa Paints Industrial Co., Ltd.	48,610	201,085
* #	Samick Musical Instruments Co., Ltd.	621,710	665,829
	Samsung Climate Control Co., Ltd.	11,990	123,762
#	Samsung Corp.	632,820	43,078,334
#	Samsung Electro-Mechanics Co., Ltd.	99,520	5,503,311
#	Samsung Fine Chemicals Co., Ltd.	89,080	5,027,071
#	Samsung SDI Co., Ltd.	166,550	10,947,810
#	Samsung Securities Co., Ltd.	116,860	9,960,731

#	Samwhan Corp.	40,500	$1,435,120
#	Samyang Corp.	29,585	2,303,187
#	Samyang Genex Co., Ltd.	9,472	1,050,912
	Samyang Tongsang Co., Ltd.	8,060	291,441
*	Samyoung Chemical Co., Ltd.	2,820	26,774
#	Samyoung Electronics Co., Ltd.	56,300	572,566
*	SAVEZONE I&C Corp.	166,200	652,776
*	SC Engineering Co., Ltd.	34,640	242,176
#	Seah Besteel Corp.	31,400	809,658
#	Seah Holdings Corp.	10,789	1,654,899
#	Seah Steel Corp.	14,125	928,525
* #	Sean Co., Ltd.	9,110	17,639
#	Sebang Co., Ltd.	80,550	1,485,912
#	Sejong Industrial Co., Ltd.	101,600	719,394
	Sempio Foods Co.	16,170	397,074
#	Seondo Electric Co., Ltd.	35,800	193,911
#	Seoul Securities Co., Ltd.	890,049	2,715,400
* #	Sewoo Global Co., Ltd.	156,320	192,126
*	SGWICUS Corp.	20,530	87,202
* #	SH Chemical Co., Ltd.	44,940	412,895
#	Shin Heung Securities Co., Ltd.	39,843	620,340
* #	Shin Poong Paper Manufacturing Co., Ltd.	14,470	220,364
#	Shin Young Securities Co., Ltd.	26,040	1,707,307
	Shin Young Wacoal, Inc.	273	47,645
	Shinhan Financial Group Co., Ltd.	91,506	5,610,246
	Shinpoong Pharmaceutical Co., Ltd.	13,200	429,266
#	Shinsegae Engineering & Construction Co., Ltd.	3,980	190,525
	Shinsung Engineering & Construction Co., Ltd.	38,300	407,438
#	Shinsung Engineering Co., Ltd.	108,470	542,311
* #	Shinsung Tongsang Co., Ltd.	34,250	233,434
* #	Silla Trading Co., Ltd.	18,890	198,245
#	Sindo Ricoh Co., Ltd.	27,650	2,102,396
#	SJM Co., Ltd.	60,580	399,900
#	SK Chemicals Co., Ltd.	36,040	2,851,386
#	SK Corp., Ltd.	129,764	19,961,523
*	Sk Energy Co., Ltd.	317,698	43,508,678
#	SK Gas Co., Ltd.	24,760	2,115,451
#	SKC Co., Ltd.	74,250	2,452,430
	SL Corp.	33,210	338,977
	Songwon Industrial Co., Ltd.	45,480	199,207
#	Soosan Heavy Industries Co., Ltd.	90,730	181,696
* #	Ssangyong Cement Industry Co., Ltd.	244,156	4,286,137
* #	Ssangyong Motor Co.	390,550	2,385,739
#	Suheung Capsule Co., Ltd.	52,170	424,342
	Sung Bo Chemicals Co., Ltd.	4,130	191,254
#	Sung Chang Enterprise Co., Ltd.	20,760	735,492
* #	Sung Shin Cement Co., Ltd.	60,720	1,235,999
#	Sungjee Construction Co., Ltd.	28,480	555,834
* #	Sungwon Corp.	69,880	1,204,963
#	Sunjin Co., Ltd.	7,650	317,960
#	Sunkyong Securities Co., Ltd.	384,280	1,701,670
*	SY Co., Ltd.	71,600	69,785

#	Tae Kwang Industrial Co., Ltd.	2,881	$4,544,249
#	Tae Kyung Industrial Co., Ltd.	92,200	423,345
#	Taegu Department Store Co., Ltd.	52,221	961,721
#	Taeyoung Engineering & Contruction	242,600	3,227,697
#	Tai Han Electric Wire Co., Ltd.	146,747	7,034,868
	Tai Lim Packaging Industries Co., Ltd.	13,420	175,903
*	Taihan Textile Co., Ltd.	836	43,897
#	Telcoware Co., Ltd.	36,000	424,139
* #	The Will-Bes & Co., Ltd.	44,310	207,547
*	Tong Kook Corp.	607	1,011
#	Tong Yang Moolsan Co., Ltd.	12,890	133,498
* #	TRYBRANDS, Inc.	75,800	415,084
#	TS Corp.	11,001	532,410
#	Unid Co., Ltd.	32,400	1,384,406
* #	Unimo Technology Co., Ltd.	46,890	93,190
#	Union Steel Manufacturing Co., Ltd.	29,697	902,165
	Wiscom Co., Ltd.	32,980	160,296
#	Woori Investment & Securities Co., Ltd.	333,310	9,362,169
	WooSung Feed Co., Ltd.	101,890	231,243
	YESCO Co., Ltd.	16,050	657,866
#	Yoosung Enterprise Co., Ltd.	106,520	553,689
#	Youlchon Chemical Co., Ltd.	82,970	972,746
*	Young Poong Mining & Construction Corp.	18,030	1,057
	Youngbo Chemical Co., Ltd.	33,000	98,451
#	Youngone Corp.	178,660	1,838,752
#	Youngpoong Corp.	4,220	2,872,320
#	Yuhwa Securities Co., Ltd.	26,020	645,029
* #	Yuyang Telecom Co., Ltd.	11,200	159,806
*	Zinus, Inc.	9,330	7,458
TOTAL COMMON STOCKS			1,054,591,828

RIGHTS/WARRANTS — (0.0%)
*	Hanil Construction Co., Ltd. Rights 09/20/07	7,089	55,916
*	S&T Corp. Rights 09/20/07	3,509	62,275
TOTAL RIGHTS/WARRANTS			118,191

TOTAL — SOUTH KOREA			1,054,710,019

TAIWAN — (10.9%)
COMMON STOCKS — (10.9%)
*	A.G.V. Products Corp.	2,006,000	904,879
*	Abocom Systems, Inc.	442,000	300,639
*	Acbel Polytech, Inc.	2,524,040	1,618,812
*	Accton Technology Corp.	1,621,000	797,048
	Allis Electric Co., Ltd.	749,320	238,667
	Ampoc Far East Co., Ltd.	727,200	355,128
	Amtran Technology Co., Ltd.	1,790,348	2,761,096

*	Apex Science & Engineering Corp.	496,000	$130,529
*	Arima Computer Corp.	5,278,000	1,288,532
	Asia Cement Corp.	10,885,365	15,269,206
	Asia Chemical Corp.	1,582,000	751,998
	Asia Polymer Corp.	1,445,489	942,422
*	Asia Vital Components Co., Ltd.	1,133,322	1,154,831
	AU Optronics Corp.	3,785,285	5,521,593
	Aurora Corp.	548,403	576,458
	Aurora Systems Corp.	281,000	166,040
	Avision, Inc.	1,144,977	674,536
	Bank of Kaohsiung Co., Ltd.	3,185,622	2,229,739
*	Behavior Tech Computer Corp.	1,580,791	886,605
*	Benq Corp.	18,261,000	8,563,069
	Bes Engineering Corp.	9,087,089	2,884,922
	Biostar Microtech International Corp.	458,265	480,544
	C Sun Manufacturing, Ltd.	181,734	123,293
*	Carnival Industrial Corp.	2,092,000	580,844
	Cathay Chemical Works, Inc.	857,000	359,222
	Cathay Real Estate Development Co., Ltd.	4,872,421	2,274,222
	Central Reinsurance Co., Ltd.	1,472,744	674,033
*	Chain Qui Development Co., Ltd.	260,000	427,040
*	Champion Building Materials Co., Ltd.	1,195,000	627,912
	Chang Hwa Commercial Bank	33,184,459	20,816,441
*	Chang-Ho Fibre Corp.	192,000	84,083
	Charoen Pokphand Enterprises Co., Ltd.	787,000	445,865
	Cheng Loong Corp.	7,053,480	2,756,207
	Chenming Mold Industrial Corp.	762,347	279,506
	Chi Mei Optoelectronic Corp.	28,881,840	29,242,870
*	Chia Her Industrial Co., Ltd.	2,263,340	225,601
*	Chia Hsin Cement Corp.	3,768,000	2,936,097
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,767
*	Chien Shing Stainless Steel Co., Ltd.	1,618,000	535,449
*	Chien Tai Cement Co., Ltd.	282,238	7,381
	China Airlines	17,623,881	6,911,806
	China Chemical & Pharmaceutical Co.	1,877,264	1,213,288
	China Development Financial Holding Corp.	68,072,870	27,759,764
	China Electric Manufacturing Co., Ltd.	2,089,200	1,082,542
*	China General Plastics Corp.	2,402,000	620,910
	China Glaze Co., Ltd.	875,945	443,685
*	China Man-Made Fiber Co., Ltd.	7,318,813	2,785,340
	China Motor Co., Ltd.	6,106,749	5,415,458
*	China Petrochemical Development Corp.	12,493,000	5,589,443
*	China Rebar Co., Ltd.	439,188	60,155
	China Steel Structure Co., Ltd.	425,219	240,132
	China Synthetic Rubber Corp.	2,189,890	2,769,611
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	352,877
*	Chinatrust Financial Holdings Co., Ltd.	25,190,809	18,946,397
	Ching Feng Home Fashions Industries Co., Ltd.	391,190	212,639
	Chin-Poon Industrial Co., Ltd.	1,777,451	1,754,236
	Chun Yu Works & Co., Ltd.	1,800,000	565,109
	Chun Yuan Steel Industrial Co., Ltd.	2,678,026	1,120,724

	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	$1,504,025
	Chung Hwa Pulp Corp.	2,777,419	1,550,329
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	41,118,045	10,570,321
*	Clevo Co.	2,445,029	4,292,042
*	CMC Magnetics Corp.	20,264,000	8,900,027
	Collins Co., Ltd.	1,771,319	662,698
	Compal Electronics, Inc.	2,278,232	2,522,150
	Compeq Manufacturing Co., Ltd.	7,635,000	3,278,629
*	Compex International Co. Ltd.	46,400	281
	Continental Engineering Corp.	4,131,848	2,394,623
*	Cosmos Bank Taiwan	8,886,000	1,488,108
	CTCI Corp.	2,762,786	2,112,438
	CX Technology Co., Ltd..	82,728	60,802
	Cyntec Co., Ltd.	42,655	73,469
	Da-Cin Construction Co., Ltd.	1,421,579	643,970
*	Delpha Construction Co., Ltd.	1,684,044	479,697
*	Der Pao Construction Co., Ltd.	1,139,000	28,302
	Diamond Flower Electric Instrument Co., Ltd.	67,916	202,862
*	E.Sun Financial Holding Co., Ltd.	12,690,000	6,699,568
*	Eastern Media International	8,164,235	2,023,233
	Eclat Textile Co., Ltd.	301,813	187,807
	Edom Technology Co., Ltd.	740,800	484,884
	Elan Microelectronics Corp.	1,495,361	2,821,895
	Elite Material Co., Ltd.	108,790	57,138
	Elite Semiconductor Memory Technology, Inc.	770,009	2,128,362
	Elitegroup Computer Systems Co., Ltd.	6,525,975	4,229,214
	Enlight Corp.	1,529,535	507,866
*	EnTie Commercial Bank	5,756,474	1,347,416
	Eten Information Systems, Ltd.	842,009	1,230,188
*	Eva Airways Corp.	16,403,783	6,063,269
*	Ever Fortune Industrial Co., Ltd.	409,000	4,090
	Everest Textile Co., Ltd.	2,387,002	635,830
	Evergreen International Storage & Transport Corp.	5,977,000	3,046,970
	Evergreen Marine Corp., Ltd.	11,512,527	7,453,863
	Everlight Chemical Industrial Corp.	1,816,950	1,423,996
*	Everspring Industry Co., Ltd.	1,293,180	448,082
	Evertop Wire Cable Corp.	790,369	280,707
	Excel Cell Electronics Co., Ltd.	565,000	362,392
	Far East Textile, Ltd.	17,787,541	20,917,256
	Far Eastern Department Stores, Ltd.	5,509,225	5,496,401
	Far Eastern International Bank	9,529,236	4,259,608
	Federal Corp.	2,762,286	1,878,476
	Feng Hsin Iron & Steel Co., Ltd.	333,000	449,442
*	FIC Global, Inc.	244,510	39,373
	First Copper Technology Co., Ltd.	1,750,750	718,976
	First Financial Holding Co., Ltd.	10,676,506	7,380,794
	First Hotel	399,454	460,748
*	First Steamship Co., Ltd.	728,000	1,767,981
	Formosa Taffeta Co., Ltd.	6,473,511	7,353,524
	Formosan Rubber Group, Inc.	2,419,000	1,491,033
	Formosan Union Chemical Corp.	223,848	86,927

	Fortune Electric Co., Ltd.	945,000	$1,591,691
	Fortune Information Systems Corp.	357,000	163,020
*	Fu I Industrial Co., Ltd.	290,400	102,612
	Fubon Financial Holding Co., Ltd.	24,833,000	21,411,000
*	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	5,531,271
	Fwuson Industry Co., Ltd.	915,000	309,300
*	G.T.M. Corp.	543,000	439,363
*	Giga Storage Corp.	2,039,898	713,417
	Giga-Byte Technology Co., Ltd.	4,813,287	4,385,516
	Gold Circuit Electronics, Ltd.	1,421,805	1,288,380
	Goldsun Development & Construction Co., Ltd.	7,760,232	4,393,585
	Good Will Instrument Co., Ltd.	365,400	343,763
	Gordon Auto Body Parts Co., Ltd.	1,034,830	490,805
*	Grand Pacific Petrochemical Corp.	3,172,000	1,215,669
	Grape King, Inc.	516,000	435,945
	Great China Metal Industry Co., Ltd.	1,531,000	799,393
	Great Wall Enterprise Co., Ltd.	2,205,398	3,143,730
	Hanpin Co., Ltd.	1,008,000	880,169
*	Helix Technology, Inc.	29,585	8,472
	Hey Song Corp.	2,757,000	1,200,657
*	Hitron Technologies, Inc.	619,000	253,795
*	Ho Tung Holding Corp.	2,929,628	1,021,770
*	Hocheng Corp.	2,056,000	990,829
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,059,420	379,820
*	Hong Ho Precision Textile Co., Ltd.	93,889	23,057
	Hong Tai Electric Industrial Co., Ltd.	1,943,000	2,199,714
	Hong Yi Fiber Industry Co., Ltd.	573,000	171,591
	Hsin Kuang Steel Co., Ltd.	1,000,098	751,696
	Hsing Ta Cement Co., Ltd.	1,789,980	634,315
	Hua Eng Wire & Cable Co., Ltd.	3,115,035	1,098,651
	Hua Nan Financial Holding Co., Ltd.	86,428	57,046
*	Hualon Corp.	257,040	8,412
	Hung Ching Development & Construction Co., Ltd.	1,828,468	851,434
	Hung Poo Construction Corp.	1,378,650	1,466,590
	Hung Sheng Construction Co., Ltd.	2,520,000	1,735,573
*	Hwa Fong Rubber Co., Ltd.	217,000	71,490
	Inventec Corp.	6,068,697	3,863,452
*	Jean Co., Ltd.	190,000	107,073
	Jui Li Enterprise Co., Ltd.	692,000	294,024
	Jung Shing Wire Co., Ltd.	126,670	41,075
	K Laser Technology, Inc.	680,000	792,455
	Kang Na Hsiung Co., Ltd.	1,395,127	954,690
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	640,717
*	Kaulin Manufacturing Co., Ltd.	820,050	1,063,483
	Kee Tai Properties Co., Ltd.	865,095	821,944
*	Kenda Rubber Industrial Co., Ltd.	1,868,505	2,006,560
	King Yuan Electronics Co., Ltd.	6,669,699	4,126,364
	Kingdom Construction Co., Ltd.	2,469,000	1,053,757
*	King’s Town Bank	4,163,012	1,419,852
	Kinpo Electronics, Inc.	8,717,368	3,330,762
	Knowledge-Yield-Excellence Systems Corp.	468,200	862,065
	Kung Long Batteries Industrial Co., Ltd.	173,000	162,273

*	Kuoyang Construction Co., Ltd.	641,029	$457,754
*	Kwong Fong Industries Corp.	3,076,000	875,412
	Lan Fa Textile Co., Ltd.	1,345,930	536,006
*	Lead Data Co., Ltd.	2,222,140	734,410
*	Leadtek Research, Inc.	1,009,493	619,067
*	Lealea Enterprise Co., Ltd.	3,654,000	1,139,965
*	Lee Chang Yung Chemical Industry Corp.	900,376	1,144,932
*	Lee Chi Enterprises Co., Ltd.	1,350,900	874,128
	Lelon Co., Ltd.	919,118	530,622
*	Leofoo Development Co., Ltd.	1,940,000	1,035,557
	Les Enphants Co., Ltd.	157,740	153,694
*	Li Peng Enterprise Co., Ltd.	3,545,300	1,480,177
	Lian Hwa Foods Corp.	157,000	58,480
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	228,866
	Lien Hwa Industrial Corp.	3,951,869	2,339,906
	Lingsen Precision Industries, Ltd.	1,536,320	733,308
	Lite-On Technology Corp.	103,481	163,273
	Long Bon Development Co., Ltd.	2,146,943	1,236,141
	Long Chen Paper Co., Ltd.	2,583,695	1,084,818
	Lucky Cement Corp.	2,045,000	789,966
*	Lung Hwa Electronics Corp.	124,189	24,243
*	Macronix International Co., Ltd.	19,187,009	11,889,422
	Mayer Steel Pipe Corp.	788,740	870,091
	Maywufa Co., Ltd.	192,264	120,823
	Mega Financial Holding Co., Ltd.	66,342,000	41,304,577
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	567,834	683,665
	Mercuries & Associates, Ltd.	2,495,980	1,795,939
*	Mercuries Data Co., Ltd.	1,131,800	279,245
	Merida Industry Co., Ltd.	447,260	1,023,272
	Microelectronics Technology, Inc.	2,394,000	1,781,453
	Micro-Star International Co., Ltd.	6,109,500	6,302,581
*	Microtek International, Inc.	819,062	158,456
	Mitac Technology Corp.	1,501,065	1,598,439
	Mobiletron Electronics Co., Ltd.	90,000	123,884
	Mospec Seminconductor Corp.	404,000	614,644
*	Mustek Systems, Inc.	1,637,514	627,966
*	Namchow Chemical Industrial Co., Ltd.	845,057	310,015
	Nankang Rubber Tire Co., Ltd.	214,570	333,079
*	Nantex Industry Co., Ltd.	1,263,615	1,403,743
	Nanya Technology Co., Ltd.	13,638,706	10,030,111
*	New Asia Construction & Development Co., Ltd.	1,011,542	257,483
	Nien Hsing Textile Co., Ltd.	2,915,000	2,033,038
	Ocean Plastics Co., Ltd.	1,135,776	786,151
*	Optimax Technology Corp.	3,246,000	1,473,532
*	Opto Tech Corp.	1,328,000	1,249,093
*	Orient Semiconductor Electronics, Ltd.	648,713	235,520
	Oriental Union Chemical Corp.	3,890,280	3,951,001
*	Pacific Construction Co., Ltd.	4,079,256	825,010
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,514
	Pan Jit International, Inc.	1,151,155	1,666,591
	Phihong Technology Co., Ltd.	1,510,447	1,508,183

*	Picvue Electronics, Ltd.	241,600	$—
*	Potrans Electrical Corp.	1,139,000	150,486
*	Primax Electronics, Ltd.	1,839,744	971,774
	Prince Housing & Development Corp.	3,013,987	1,964,773
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,426,963
*	Promise Technology, Inc.	646,126	445,177
*	Quintain Steel Co., Ltd.	2,311,000	576,350
	Radium Life Tech Corp.	791,114	947,041
*	Ralec Electronic Corp.	286,018	519,690
	Realtek Semiconductor Corp.	789,500	3,863,334
*	Rectron, Ltd.	877,300	154,505
*	Reward Wool Industry Corp.	965,000	313,706
*	Rexon Industrial Corp., Ltd.	1,026,820	364,381
*	Ritek Corp.	18,308,518	5,502,645
	Ruentex Development Co., Ltd.	2,897,000	3,522,851
	Ruentex Industries, Ltd.	2,485,000	2,150,957
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,406,684	1,118,195
	San Fang Chemical Industry Co., Ltd.	207,280	165,531
	Sanyang Industrial Co., Ltd.	4,477,000	3,363,718
	Sanyo Electric Co., Ltd.	971,000	872,701
	Senao International Co., Ltd.	149,474	226,811
	Shan-Loong Transportation Co., Ltd.	133,286	67,596
	Sheng Yu Steel Co., Ltd.	1,553,000	1,544,483
	Shihlin Electric & Engineering Corp.	1,643,000	1,788,971
	Shinkong Co., Ltd.	1,879,488	1,086,920
*	Shinkong Synthetic Fibers Co., Ltd.	7,298,342	2,730,605
	Shuttle, Inc.	1,050,223	538,998
	Silicon Integrated Systems Corp.	8,371,485	4,109,048
	Sincere Navigation Corp.	458,462	970,785
	Sinkang Industries Co., Ltd.	523,750	472,048
	Sinkong Spinning Co., Ltd.	935,825	682,922
	Sinon Corp.	1,798,700	647,127
	SinoPac Holdings Co., Ltd.	43,647,809	20,702,342
*	Sintek Photronics Corp.	4,527,182	1,422,041
*	Siward Crystal Technology Co., Ltd.	631,332	520,303
*	Solomon Technology Corp.	1,916,000	1,592,345
	South East Soda Manufacturing Co., Ltd.	1,018,000	654,831
	Southeast Cement Co., Ltd.	2,802,700	1,114,534
*	Space Shuttle Hi-Tech Co., Ltd.	778,032	273,341
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	627,800
	Standard Foods Taiwan, Ltd.	1,526,000	853,979
	Stark Technology, Inc.	1,073,000	589,395
	Sunonwealth Electric Machine Industry Co., Ltd.	1,186,699	805,980
	Synnex Technology International Corp.	1,533,945	4,227,566
*	Syscom Computer Engineering Co.	446,000	193,125
	Sysware Systex Corp.	920,890	1,261,976
*	T JOIN Transportation Co.	1,537,000	664,819
	Ta Chen Stainless Pipe Co., Ltd.	1,069,123	1,545,807
*	Ta Chong Bank, Ltd.	12,806,906	4,058,208
	Ta Ya Electric Wire & Cable Co., Ltd.	2,909,906	1,061,204

	Ta Yih Industrial Co., Ltd.	192,000	$142,035
	Tah Hsin Industrial Corp.	1,101,000	758,757
*	Tai Roun Products Co., Ltd.	379,000	117,433
*	Ta-I Technology Co., Ltd.	741,699	1,152,713
*	Taichung Commercial Bank	6,801,961	2,784,301
	Tainan Spinning Co., Ltd.	8,319,000	4,203,510
*	Taishin Financial Holdings Co., Ltd.	50,636,000	25,378,480
*	Taisun Enterprise Co., Ltd.	1,586,721	482,116
*	Taita Chemical Co., Ltd.	1,394,690	448,483
*	Taiwan Business Bank	33,344,549	9,366,590
	Taiwan Cement Corp.	12,184,958	15,679,711
	Taiwan Cooperative Bank	13,164,959	9,079,730
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,581,810
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	68,269
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	86,894
	Taiwan Glass Ind. Corp.	5,433,094	4,942,957
	Taiwan Hon Chuan Enterprise Co., Ltd.	865,468	828,580
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	351,917
*	Taiwan Kolin Co., Ltd.	5,797,000	2,459,923
	Taiwan Line Tek Electronic Co., Ltd.	419,120	290,153
	Taiwan Mask Corp.	1,678,000	971,922
*	Taiwan Navigation Co., Ltd.	684,898	1,494,259
*	Taiwan Polypropylene Co., Ltd.	1,356,000	1,195,447
*	Taiwan Pulp & Paper Corp.	2,218,000	740,025
*	Taiwan Sakura Corp.	1,321,397	591,448
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	650,066
*	Taiwan Styrene Monomer Corp.	3,439,000	1,605,414
*	Taiwan Tea Corp.	4,944,381	2,749,358
	Taiyen Biotech Co., Ltd.	1,390,000	1,090,112
*	Tatung Co., Ltd.	22,351,000	10,526,779
*	Teapo Electronic Corp.	2,021,670	572,207
	Teco Electric & Machinery Co., Ltd.	11,855,834	6,652,119
	Tecom, Ltd.	1,440,753	1,301,646
*	Test-Rite International Co., Ltd.	1,318,753	925,997
	Tex-Ray Industrial Co., Ltd.	724,000	422,481
	The Ambassador Hotel	605,000	505,461
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,762,446	849,987
	Thye Ming Industrial Co., Ltd.	164,000	270,228
	Ton Yi Industrial Corp.	6,794,810	3,864,627
	Tong Yang Industry Co., Ltd.	434,660	513,350
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	97,081
*	Tsann Kuen Enterprise Co., Ltd.	1,816,000	2,434,443
	TSRC Corp.	1,874,400	2,597,254
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	134,313
	Tung Ho Steel Enterprise Corp.	2,688,555	3,608,390
*	Twinhead International Corp.	1,446,017	269,106
	TYC Brother Industrial Co., Ltd.	623,239	438,296
*	Tycoons Group Enterprise Co., Ltd.	2,305,000	513,101
	Tze Shin International Co., Ltd.	890,400	569,973
*	Union Bank of Taiwan	8,402,577	2,117,528
*	Union Insurance Co., Ltd.	2,224,575	178,228

	Unitech Electronics Co., Ltd.	1,053,169	$545,501
	Unitech Printed Circuit Board Corp.	1,898,338	1,913,208
	United Integration Service Co., Ltd.	930,000	861,941
	United Microelectronics Corp.	121,598,474	68,646,869
*	Universal Cement Corp.	2,710,585	1,317,128
	Universal Microelectronics Co., Ltd.	729,010	513,282
	Universal Scientific Industrial Co., Ltd.	3,874,812	2,599,692
	Universal, Inc.	622,000	242,980
	UPC Technology Corp.	4,093,468	2,828,259
	USI Corp.	4,010,000	1,735,771
*	U-TECH Media Corp.	1,265,799	447,288
*	Ve Wong Corp.	725,000	511,400
*	Visual Photonics Epitacy Co., Ltd.	86,000	173,932
	Walsin Lihwa Corp.	18,018,412	8,851,208
	Walsin Technology Corp., Ltd.	3,272,513	3,332,184
	Wan Hwa Enterprise Co., Ltd.	1,079,843	609,788
	Waterland Financial Holdings	12,628,620	3,904,703
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	443,729
*	Wei Chuan Food Corp.	1,007,000	728,745
	Weltrend Semiconductor, Inc.	898,160	1,201,746
	Winbond Electronics Corp.	24,872,000	7,475,650
	Wintek Corp.	7,268,000	8,331,670
	WPG Holdings Co., Ltd.	1,006,464	1,282,936
*	Wus Printed Circuit Co., Ltd.	3,003,928	982,277
*	Ya Hsin Industrial Co., Ltd.	1,936,000	349,653
	Yageo Corp.	19,293,840	7,401,037
*	Yang Ming Marine Transport Corp.	8,243,058	5,823,385
	Yeung Cyang Industrial Co., Ltd.	593,154	749,406
*	Yi Jinn Industrial Co., Ltd.	1,966,000	371,000
	Yieh Phui Enterprise Co., Ltd.	7,726,143	3,421,313
	Yosun Industrial Corp.	1,309,973	1,124,604
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,442,057	3,987,302
	Yulon Motor Co., Ltd.	6,333,125	6,925,270
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	83,359
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	591,941
	Yung Tay Engineering Co., Ltd.	2,407,000	1,830,824
*	Zig Sheng Industrial Co., Ltd.	3,158,596	926,725

TOTAL — TAIWAN			886,064,073

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
	A.J. Plast PCL (Foreign)	400,000	31,944
	Aapico Hitech PCL, Ltd. (Foreign)	539,800	204,529
*	Adkinson Securities PCL (Foreign)	26,881,000	775,639
*	Advance Agro PCL (Foreign)	1,859,030	1,625,500
	Aromatics (Thailand) PCL (Foreign)	3,470,000	7,635,820
	Asia Plus Securities PCL (Foreign)	7,008,500	763,969
	Ayudhya Insurance PCL	228,500	129,201
	Bangkok Bank PCL	3,612,100	12,528,123
	Bangkok Bank PCL (Foreign)	5,539,200	19,212,031
	Bangkok Expressway PCL (Foreign)	5,353,500	3,791,607

	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	$273,750
	Bangkok Insurance PCL (Foreign)	87,880	701,811
*	Bangkok Land PCL (Foreign)	39,735,803	1,077,071
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	1,055,318
#	Bank of Ayudhya PCL (Foreign)	16,377,100	12,768,506
	Banpu PCL (Foreign)	895,800	7,832,702
	Big C Supercenter PCL (Foreign)	1,274,800	1,802,034
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	3,010,882
#	Capital Nomura Securities PCL (Foreign)	370,100	407,207
*	Capital Nomura Securities PCL (Foreign) NVDR	108,300	119,158
	Central Plaza Hotel PCL (Foreign)	5,422,500	861,341
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,086,147
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	160,572
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,047,868
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,417,357
	Erawan Group PCL (Foreign)	3,812,400	460,021
*	Finansa PCL (Foreign)	967,800	260,920
	GFPT PCL (Foreign)	498,600	172,933
	GMM Grammy PCL (Foreign)	338,100	85,239
*	Golden Land Property Development PCL (Foreign)	232,500	52,517
*	Golden Land Property Development PCL (Foreign) NVDR	570,000	128,753
	Hana Microelectronics PCL (Foreign)	935,000	648,586
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,250,437
	ICC International PCL (Foreign)	2,755,000	3,211,892
*	International Engineering PCL (Foreign)	19,689,100	631,245
*	Italian-Thai Development PCL	7,760,200	1,515,399
*	Italian-Thai Development PCL (Foreign)	4,900,000	956,864
	Jasmine International PCL (Foreign)	54,242,600	743,049
	Kang Yong Electric PCL (Foreign)	236,200	364,867
	Kasikornbank PCL (Foreign)	1,530,000	3,522,880
*	KCE Electronics PCL (Foreign)	2,614,950	272,851
	KGI Securities One PCL (Foreign)	14,256,100	1,213,285
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	99,574
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,588,510
*	Krung Thai Bank PCL	9,801,600	3,252,032
	Krung Thai Bank PCL (Foreign)	40,093,900	13,321,786
	Krungthai Card PCL (Foreign)	1,326,700	1,121,373
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	1,700,157
	Lalin Property PCL (Foreign)	4,561,600	478,629
	Loxley PCL (Foreign)	17,739,300	956,506
*	Magnecomp Precision Technology (Foreign)	15,950,000	1,180,793
	MBK Development PCL (Foreign)	903,400	1,514,005
*	Mida Assets PCL (Foreign)	7,688,400	309,239
	MK Real Estate Development PCL (Foreign)	5,772,100	417,220
*	M-Link Asia Corp. PCL (Foreign)	2,984,609	80,900
	Modernform Group PCL (Foreign)	46,000	54,969
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	739,805
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,177,714
*	Natural Park PCL (Foreign)	55,231,800	338,055
	Noble Development PCL (Foreign)	2,425,600	332,274

*	Pacific Assets PCL (Foreign)	1,034,500	$147,743
	Padaeng Industry PCL (Foreign)	1,600,800	1,714,643
	Patkol PCL (Foreign)	420,000	34,765
*	Picnic Gas & Engineering PCL (Foreign)	8,305,900	72,625
	Polyplex PCL (Foreign)	5,424,000	1,019,668
	Power Line Engineering PCL (Foreign)	4,061,300	680,632
	Pranda Jewelry PCL (Foreign)	610,000	158,234
*	Property Perfect PCL (Foreign)	3,707,900	376,085
	PTT Chemical PCL (Foreign)	4,915,610	15,759,752
	Quality Houses PCL (Foreign)	47,936,200	2,403,097
	Regional Container Lines PCL (Foreign)	6,950,000	5,823,739
	Rojana Industrial Park PCL (Foreign)	222,600	113,538
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,029,612
	Saha Pathanapibul PCL (Foreign)	1,367,000	743,065
	Saha-Union PCL (Foreign)	3,025,300	1,657,699
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	2,114,056
#	Sansiri PCL (Foreign)	10,262,900	1,106,754
	SC Asset Corp. PCL (Foreign)	1,345,200	339,143
	Seamico Securities PCL (Foreign)	5,788,600	671,484
*	Shinawatra Satellite PCL (Foreign)	11,230,400	3,469,608
	Siam Commercial Bank PCL (Foreign)	4,716,800	10,791,862
	Siam Industrial Credit PCL (Foreign)	4,478,950	493,455
#	Siam Makro PCL (Foreign)	331,200	868,785
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,491,111
*	Solartron PCL (Foreign)	2,614,800	207,294
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	495,385
	Srithai Superware PCL (Foreign)	110,000	25,168
	STP & I PCL (Foreign)	1,550,500	216,916
	Supalai PCL (Foreign)	10,329,366	1,113,922
	SVI PCL (Foreign)	5,122,400	219,467
	SVOA PCL (Foreign)	4,744,000	188,045
*	Syntec Construction PCL (Foreign)	14,210,000	422,448
	Tata Steel (Thailand) PCL (Foreign)	12,239,300	588,599
	Thai Plastic & Chemicals PCL (Foreign)	3,839,200	2,081,292
	Thai Rayon PCL (Foreign)	165,000	236,848
*	Thai Rung Union Car PCL (Foreign)	5,386,250	518,060
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	421,305
	Thai Wacoal PCL (Foreign)	93,300	91,097
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	161,490
	Thanachart Capital PCL (Foreign)	12,543,100	5,666,513
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,655,162
	Tipco Asphalt PCL (Foreign)	157,500	128,534
	Tipco Asphalt PCL (Foreign)	246,356	201,048
	Tisco Bank PCL (Foreign) NVDR	246,000	200,758
* #	TMB Bank PCL (Foreign)	70,353,200	3,936,991
	TPI Polene PCL (Foreign)	13,440,324	6,581,097
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	111,227
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	226,483
* #	United Communication Industry PCL (Foreign)	648,400	642,542
	Univentures PCL (Foreign)	3,481,400	336,877
	Vanachai Group PCL (Foreign)	9,076,500	1,243,356
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	117,401

	Vinythai PCL (Foreign)	5,213,817	$1,147,313
TOTAL COMMON STOCKS			218,739,159

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	16,270
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	141,851
*	Erawan Group PCL (Foreign) Warrants 12/17/07	953,100	27,779
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	18,863
TOTAL RIGHTS/WARRANTS			204,763

TOTAL — THAILAND			218,943,922

TURKEY — (3.2%)
COMMON STOCKS — (3.2%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	350,943
	Adel Kalemcilik Ticaret Ve Sanayi A.S.	46,202	259,248
*	Ak-Al Tekstil A.S.	125,230	124,901
	Akbank T.A.S.	4,025,298	25,717,507
*	Akenerji Elektrik Uretim A.S.	216,113	1,465,747
	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,852,615
	Aksigorta A.S.	1,550,206	10,457,938
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	73,651	114,327
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	502,331
	Alarko Holding A.S.	815,561	2,074,232
	Alkim Alkali Kimya A.S.	45,205	207,650
*	Alkim Kagitt A.S.	218,233	233,278
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	422,044
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	2,836,133
	Anadolu Cam Sanayii A.S.	624,194	2,334,970
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	372,499
*	Ayen Enerji A.S.	600,828	1,313,747
	Aygaz A.S.	1,199,987	4,309,279
	Bagfas Bandirma Gubre Fabrikalari A.S.	13,996	490,802
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	703,141
	Bati Anabolu Cimento A.S.	255,022	2,188,591
	Bati Soeke Cimento Sanayi A.S.	183,843	467,981
*	Beko Elektronik A.S.	283,333	371,923
	Bolu Cimento Sanayii A.S.	618,428	1,316,466
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	904,181
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	727,651
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	544,069
*	Celik Halat Ve Tel Sanayii A.S.	46,318	193,212
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	651,087
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	3,567,428
*	Dardanel Onentas Gida Sanayii A.S.	16,183	13,753
	Demisas Dokum Mamulleri Sanayi A.S.	53,976	79,536
*	Dentas Ambalaj ve Kagit Sanayi A.S.	101,460	116,175
*	Dogan Gazetecilik A.S.	96,299	301,565
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	14,608,381

	Dogus Otomotiv Servis ve Ticaret A.S.	426,889	$2,331,988
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	3,089,094
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	834,573
*	Edip Iplik Sanayi ve Ticaret A.S.	17,235	63,365
	Ege Endustri Ve Ticaret A.S.	15,596	155,332
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	70,213
	Enka Insaat ve Sanayi A.S.	32,525	356,085
	Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	36,497,061
*	Fortis Bank A.S.	1,569,818	3,427,719
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	246,588
*	Goldas Kuyumculuk Sanayi A.S.	630,228	976,637
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,269,618
*	Goodyear Lastikleri T.A.S.	50,050	606,138
*	GSD Holding A.S.	2,261,921	2,639,461
	Gubre Fabrikalari Ticaret A.S.	54,895	332,700
*	Gunes Sigorta A.S.	618,186	1,161,327
	Hektas Ticaret T.A.S.	380,059	357,741
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	96,512
*	Ihlas Holding A.S.	2,743,806	1,578,098
*	Izmir Demir Celik Sanayii A.S.	575,981	1,171,084
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	2,005,512
*	Karsu Tekstil Sanayii ve Ticaret A.S.	74,447	70,940
	Karton Sanayi ve Ticaret A.S.	5,771	364,033
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	222,026
*	Koc Holding A.S. Series B	3,802,822	17,398,677
	Konya Cimento Sanayii A.S.	3,926	175,107
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	607,784	1,970,158
*	Kutahya Porselen Sanayii A.S.	9,350	152,242
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	1,053,527
*	Marmari Marti Otel Isletmeleri A.S.	869,614	805,712
	Marshall Boya ve Vernik Sanayii A.S.	27,295	296,498
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	764,787
*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	562,586
*	Net Turizm Ticaret ve Sanayi A.S.	516,768	518,241
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	841,387
	Otobus Karoseri Sanayi A.S.	57,850	896,834
*	Parsan Makina Parcalari Sanayii A.S.	247,602	450,134
	Pinar Entegre et ve Un Sanayii A.S.	248,306	792,383
	Pinar Sut Mamulleri Sanayii A.S.	183,609	1,023,425
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,561
*	Sabah Yayincilik A.S.	31,938	93,375
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	338,859
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	988,288
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	758,130
*	Tat Konserve Sanayii A.S.	176,814	399,252
*	Tekstil Bankasi A.S.	379,143	613,814
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	883,509
	Tofas Turk Otomobil Fabrikasi A.S.	760,313	3,493,508
	Trakya Cam Sanayii A.S.	1,581,854	5,401,701
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	3,629,133

*	Turk Demir Dokum Fabrikalari A.S.	125,038	$892,448
	Turk Prysmian Kablo ve Sistemleri A.S.	107,611	307,947
	Turk Sise ve Cam Fabrikalari A.S.	2,199,966	9,230,946
	Turkiye Garanti Bankasi A.S.	4,310,290	27,714,412
	Turkiye Is Bankasi A.S.	3,125,538	15,273,497
	Ulker Gida Sanayi ve Ticaret A.S.	229,705	957,865
	Unye Cimento Sanayi ve Ticaret A.S.	20,978	118,319
	USAS Ucak Servisi A.S.	134,650	306,216
*	Uzel Makina Sanayii A.S.	250,039	476,840
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	1,798,379
	Yapi Kredi Finansal Kiralama A.S.	45,196	126,364
*	Yapi ve Kredi Bankasi A.S.	3,551,131	10,215,821
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	124,441	188,554
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,624,182

TOTAL — TURKEY			255,655,795

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 09/04/07 (Collateralized by $22,245,000 FHLMC 6.003%(r), 01/01/37, valued at $21,364,202) to be repurchased at $21,057,136	$21,045	21,045,000

SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 5.40%, 09/04/07 (Collateralized by $223,810,812 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 01/01/20 to 06/01/37 & FNMA, rates ranging from 4.186% to 6.338%, maturities ranging from 07/01/34 to 02/01/37, valued at $186,432,944) to be repurchased at $182,804,813	182,777	182,777,396

@ Repurchase Agreement, Merrill Lynch 5.30%, 09/04/07 (Collateralized by $713,758,292 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 06/01/33 to 08/01/47 & FNMA, rates ranging from 4.000% to 6.500%, maturities ranging from 07/01/14 to 08/01/37, valued at $555,361,056) to be repurchased at $544,550,309	544,470	544,470,151
TOTAL SECURITIES LENDING COLLATERAL		727,247,547

TOTAL INVESTMENTS - (100.0%)
(Cost $5,015,475,120) ##		$8,095,866,376

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Czech Republic is completed each day at the close of Prague Stock Exchange (normally, 7:00 a.m. PT), which is six hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Korea Stock Exchange or the Prague Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At August 31, 2007, the total cost of securities for federal income tax purposes was $5,016,925,282 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: October 30 , 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date: October 30, 2007

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date: October 30, 2007